UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim Lifetime 2015 I, Maxim Lifetime 2015 II, Maxim Lifetime 2015 III,
Maxim Lifetime 2025 I, Maxim Lifetime 2025 II, Maxim Lifetime 2025 III,
 Maxim Lifetime 2035 I, Maxim Lifetime 2035 II, Maxim Lifetime 2035 III,
 Maxim Lifetime 2045 I, Maxim Lifetime 2045 II, Maxim Lifetime 2045 III,
 Maxim Lifetime 2055 I, Maxim Lifetime 2055 II, and Maxim Lifetime 2055 III Portfolios

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
Financial Reports for the Six Months Ended June 30, 2010

Maxim Lifetime 2015 I, Maxim Lifetime 2015 II, Maxim Lifetime 2015 III, Maxim Lifetime 2025 I, Maxim Lifetime 2025 II, Maxim Lifetime 2025 III, Maxim Lifetime 2035 I, Maxim Lifetime 2035 II, Maxim Lifetime 2035 III, Maxim Lifetime 2045 I, Maxim Lifetime 2045 II, Maxim Lifetime 2045 III, Maxim Lifetime 2055 I, Maxim Lifetime 2055 II, and Maxim Lifetime 2055 III Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2015	2015	2015
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III

ASSETS:
Investments at market value, affiliated (1)	$24,945,606	$62,483,622	$1,096,759
Investments at market value, unaffiliated (2)	14,623,448	38,403,122	708,974
Dividends and interest receivable	14,765	31,206	389

Total assets	39,583,819	100,917,950	1,806,122

LIABILITIES:
Fees payable	6,852	18,504	351

NET ASSETS	$39,576,967	$100,899,446	$1,805,771

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$345,184	$872,119	$15,465
Additional paid-in capital	40,155,317	103,253,774	1,809,484
Net unrealized depreciation on investments	(1,106,064)	(3,816,226)	(38,675)
Undistributed (Overdistributed) net investment income	8,205	14,621	(233)
Accumulated net realized gain on investments	174,325	575,158	19,730

NET ASSETS
Class T	$6,477,931	$10,334,390	$115,241
Class T1	$33,099,036	$90,565,056	$1,690,530

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class T	$11.45	$11.58	$11.69
Class T1	$11.47	$11.57	$11.68

SHARES OF CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Outstanding
Class T	565,568	892,754	9,854
Class T1	2,886,275	7,828,434	144,795

(1) Cost of investments, affiliated	$25,611,350	$64,842,666	$1,122,080
(2) Cost of investments, unaffiliated	15,063,768	39,860,304	722,328

See notes to financial statements.

			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2025	2025	2025
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III

ASSETS:
Investments at market value, affiliated (1)	$28,568,567	$79,750,244	$1,323,658
Investments at market value, unaffiliated (2)	16,115,501	49,923,160	904,331
Dividends and interest receivable	14,489	27,487	264

Total assets	44,698,557	129,700,891	2,228,253

LIABILITIES:
Fees payable	7,400	22,224	418

NET ASSETS	$44,691,157	$129,678,667	$2,227,835

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$383,332	$1,099,429	$18,726
Additional paid-in capital	45,895,977	134,818,461	2,271,299
Net unrealized depreciation on investments	(1,799,876)	(6,782,344)	(98,912)
Undistributed (Overdistributed) net investment income	6,889	2,785	(765)
Accumulated net realized gain on investments	204,835	540,336	37,487

NET ASSETS
Class T	$10,770,366	$26,396,572	$402,522
Class T1	$33,920,791	$103,282,095	$1,825,313

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class T	$11.66	$11.79	$11.90
Class T1	$11.66	$11.80	$11.90

SHARES OF CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Outstanding
Class T	924,092	2,238,141	33,813
Class T1	2,909,226	8,756,147	153,450

(1) Cost of investments, affiliated	$29,662,449	$84,006,853	$1,388,463
(2) Cost of investments, unaffiliated	16,821,495	52,448,895	938,438

See notes to financial statements.

			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2035	2035	2035
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III

ASSETS:
Investments at market value, affiliated (1)	$17,558,192	$50,030,906	$1,023,341
Investments at market value, unaffiliated (2)	10,845,621	34,334,945	741,822
Dividends and interest receivable	5,737	8,865	99

Total assets	28,409,550	84,374,716	1,765,262

LIABILITIES:
Fees payable	4,960	15,350	327

NET ASSETS	$28,404,590	$84,359,366	$1,764,935

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$239,472	$705,706	$14,707
Additional paid-in capital	29,742,846	89,091,560	1,806,079
Net unrealized depreciation on investments	(1,678,650)	(5,823,829)	(84,400)
Undistributed (Overdistributed) net investment income	790	(6,349)	(506)
Accumulated net realized gain on investments	100,132	392,278	29,055

NET ASSETS
Class T	$5,033,849	$11,286,706	$149,110
Class T1	$23,370,741	$73,072,660	$1,615,825

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class T	$11.87	$11.96	$12.01
Class T1	$11.86	$11.95	$12.00

SHARES OF CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Outstanding
Class T	424,192	943,701	12,417
Class T1	1,970,527	6,113,363	134,650

(1) Cost of investments, affiliated	$18,604,026	$53,725,347	$1,078,980
(2) Cost of investments, unaffiliated	11,478,437	36,464,333	770,583

See notes to financial statements.

			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2045	2045	2045
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III

ASSETS:
Investments at market value, affiliated (1)	$6,751,205	$19,866,432	$256,232
Investments at market value, unaffiliated (2)	4,430,967	14,076,361	187,837
Dividends and interest receivable	1,786	2,774	22

Total assets	11,183,958	33,945,567	444,091

LIABILITIES:
Fees payable	1,978	5,792	80

NET ASSETS	$11,181,980	$33,939,775	$444,011

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$93,647	$282,960	$3,693
Additional paid-in capital	11,816,592	35,882,315	460,308
Net unrealized depreciation on investments	(768,770)	(2,332,025)	(27,713)
Overdistributed net investment income	(334)	(3,869)	(90)
Accumulated net realized gain on investments	40,845	110,394	7,813

NET ASSETS
Class T	$2,699,947	$8,686,493	$120,723
Class T1	$8,482,033	$25,253,282	$323,288

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class T	$11.95	$12.00	$12.03
Class T1	$11.94	$11.99	$12.02

SHARES OF CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Outstanding
Class T	226,011	723,811	10,036
Class T1	710,457	2,105,788	26,891

(1) Cost of investments, affiliated	$7,234,750	$21,356,608	$274,266
(2) Cost of investments, unaffiliated	4,716,192	14,918,210	197,516

See notes to financial statements.

			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2055	2055	2055
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III

ASSETS:
Investments at market value, affiliated (1)	$2,045,711	$4,224,521	$54,585
Investments at market value, unaffiliated (2)	1,386,829	3,054,038	40,630
Dividends and interest receivable	540	571	5

Total assets	3,433,080	7,279,130	95,220

LIABILITIES:
Fees payable	617	1,243	14

NET ASSETS	$3,432,463	$7,277,887	$95,206

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$28,685	$60,629	$791
Additional paid-in capital	3,592,584	7,755,154	124,011
Net unrealized depreciation on investments	(223,838)	(583,386)	(11,898)
Undistributed (Overdistributed) net investment income	47	(243)	(18)
Accumulated net realized gain (loss) on investments	34,985	45,733	(17,680)

NET ASSETS
Class T	$880,223	$640,628	$39,672
Class T1	$2,552,240	$6,637,259	$55,534

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class T	$11.97	$12.02	$12.03
Class T1	$11.97	$12.00	$12.04

SHARES OF CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Outstanding
Class T	73,543	53,276	3,297
Class T1	213,306	553,012	4,615

(1) Cost of investments, affiliated	$2,186,673	$4,591,475	$61,958
(2) Cost of investments, unaffiliated	1,469,705	3,270,470	45,155

See notes to financial statements.

			(Concluded)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2015	2015	2015
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III
INVESTMENT INCOME:
Dividends, affiliated	$305,205	$673,210	$11,023
Dividends, unaffiliated	128,086	273,195	4,490

Total income	433,291	946,405	15,513

EXPENSES:
Management fees	16,955	41,967	1,058
Distribution fees - Class T1	11,196	31,659	850

Total expenses	28,151	73,626	1,908

Less amount waived by distributor	7	3	7

Net expenses	28,144	73,623	1,901

NET INVESTMENT INCOME	405,147	872,782	13,612

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	92,073	234,454	4,253
Net realized gain on investments, unaffiliated	53,817	132,315	2,340
Change in net unrealized depreciation on investments	(1,136,318)	(3,954,567)	(72,318)

Net realized and unrealized loss on investments	(990,428)	(3,587,798)	(65,725)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(585,281)	$(2,715,016)	$(52,113)

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2025	2025	2025
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III
INVESTMENT INCOME:
Dividends, affiliated	$299,763	$652,891	$9,063
Dividends, unaffiliated	98,390	202,191	2,844

Total income	398,153	855,082	11,907

EXPENSES:
Management fees	19,301	55,907	1,382
Distribution fees - Class T1	11,218	34,987	1,000

Total expenses	30,519	90,894	2,382

Less amount waived by distributor	7	3	8

Net expenses	30,512	90,891	2,374

NET INVESTMENT INCOME	367,641	764,191	9,533

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	107,192	250,342	13,301
Net realized gain on investments, unaffiliated	66,461	153,072	7,141
Change in net unrealized depreciation on investments	(1,949,183)	(7,183,571)	(161,445)

Net realized and unrealized loss on investments	(1,775,530)	(6,780,157)	(141,003)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(1,407,889)	$(6,015,966)	$(131,470)

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2035	2035	2035
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III
INVESTMENT INCOME:
Dividends, affiliated	$135,731	$281,236	$4,788
Dividends, unaffiliated	34,896	68,029	1,112

Total income	170,627	349,265	5,900

EXPENSES:
Management fees	12,483	37,438	881
Distribution fees - Class T1	8,094	26,325	702

Total expenses	20,577	63,763	1,583

Less amount waived by distributor	8	3	8

Net expenses	20,569	63,760	1,575

NET INVESTMENT INCOME	150,058	285,505	4,325

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	50,338	183,139	12,419
Net realized gain on investments, unaffiliated	25,974	112,727	7,955
Change in net unrealized depreciation on investments	(1,767,191)	(6,228,142)	(113,848)

Net realized and unrealized loss on investments	(1,690,879)	(5,932,276)	(93,474)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(1,540,821)	$(5,646,771)	$(89,149)

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2045	2045	2045
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III
INVESTMENT INCOME:
Dividends, affiliated	$43,480	$97,650	$1,096
Dividends, unaffiliated	11,000	21,887	256

Total income	54,480	119,537	1,352

EXPENSES:
Management fees	5,395	15,835	238
Distribution fees - Class T1	3,214	9,051	161

Total expenses	8,609	24,886	399

Less amount waived by distributor	8	8	8

Net expenses	8,601	24,878	391

NET INVESTMENT INCOME	45,879	94,659	961

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	17,876	49,360	3,131
Net realized gain on investments, unaffiliated	9,732	21,294	2,201
Change in net unrealized depreciation on investments	(805,866)	(2,424,131)	(39,464)

Net realized and unrealized loss on investments	(778,258)	(2,353,477)	(34,132)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(732,379)	$(2,258,818)	$(33,171)

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2055	2055	2055
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III
INVESTMENT INCOME:
Dividends, affiliated	$12,562	$18,588	$224
Dividends, unaffiliated	3,410	3,636	86

Total income	15,972	22,224	310

EXPENSES:
Management fees	1,791	2,468	83
Distribution fees - Class T1	1,084	1,804	21

Total expenses	2,875	4,272	104

Less amount waived by distributor	8	8	8

Net expenses	2,867	4,264	96

NET INVESTMENT INCOME	13,105	17,960	214

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	15,388	26,115	(10,547)
Net realized gain (loss) on investments, unaffiliated	11,408	15,038	(7,492)
Change in net unrealized depreciation on investments	(261,432)	(602,596)	(19,435)

Net realized and unrealized loss on investments	(234,636)	(561,443)	(37,474)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(221,531)	$(543,483)	$(37,260)

See notes to financial statements.

			(Concluded)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM LIFETIME 2015 PORTFOLIO I		MAXIM LIFETIME 2015 PORTFOLIO II		MAXIM LIFETIME 2015 PORTFOLIO III
	2010	2009	2010	2009	2010	2009
	UNAUDITED		UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$405,147	$139,707	$872,782	$218,633	$13,612	$14,115
Net realized gain on investments	145,890	17,117	366,769	190,390	6,593	11,987
Capital gain distributions received		11,318		17,999		1,150
Change in net unrealized appreciation (depreciation) on investments	(1,136,318)	30,255	(3,954,567)	138,341	(72,318)	33,643

Net increase (decrease) in net assets resulting from operations	(585,281)	198,397	(2,715,016)	565,363	(52,113)	60,895

DISTRIBUTIONS:
From net investment income
Class T	(75,167)	(33,107)	(89,556)	(31,392)	(816)	(249)
Class T1	(331,816)	(96,559)	(781,384)	(174,462)	(13,688)	(13,207)

Total distributions	(406,983)	(129,666)	(870,940)	(205,854)	(14,504)	(13,456)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	3,630,277	3,681,527	7,819,533	3,923,655	99,551	16,933
Class T1	30,557,524	11,593,919	105,817,238	25,959,927	276,470	1,724,549
Reinvestment of distributions
Class T	75,167	33,107	89,556	31,392	816	249
Class T1	331,816	96,559	781,384	174,462	13,688	13,207
Redemptions of shares
Class T	(724,764)	(122,793)	(558,162)	(634,710)	(987)
Class T1	(7,471,801)	(1,180,038)	(31,834,862)	(7,443,520)	(72,485)	(247,042)

Net increase in net assets resulting from share transactions	26,398,219	14,102,281	82,114,687	22,011,206	317,053	1,507,896

Total increase in net assets	25,405,955	14,171,012	78,528,731	22,370,715	250,436	1,555,335

NET ASSETS:
Beginning of period	14,171,012	0	22,370,715	0	1,555,335	0

End of period (1)	$39,576,967	$14,171,012	$100,899,446	$22,370,715	$1,805,771	$1,555,335

OTHER INFORMATION:

SHARES:
Sold
Class T	308,954	319,218	649,116	333,643	8,230	1,617
Class T1	2,580,751	999,436	8,803,339	2,215,297	22,970	145,845
Issued in reinvestment of distributions
Class T	6,542	2,836	7,707	2,635	69	21
Class T1	28,828	8,268	67,245	14,637	1,166	1,085
Redeemed
Class T	(61,369)	(10,612)	(46,678)	(53,669)	(83)
Class T1	(629,403)	(101,606)	(2,645,282)	(626,802)	(5,967)	(20,304)

Net increase	2,234,303	1,217,540	6,835,447	1,885,741	26,385	128,264

(1) Including undistributed (overdistributed) net investment income	$8,205	$10,041	$14,621	$12,779	$(233)	$659

See notes to financial statements.

						(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM LIFETIME 2025 PORTFOLIO I		MAXIM LIFETIME 2025 PORTFOLIO II		MAXIM LIFETIME 2025 PORTFOLIO III
	2010	2009	2010	2009	2010	2009
	UNAUDITED		UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$367,641	$148,040	$764,191	$378,843	$9,533	$17,415
Net realized gain on investments	173,653	18,911	403,414	104,484	20,442	15,637
Capital gain distributions received		12,271		32,438		1,408
Change in net unrealized appreciation (depreciation) on investments	(1,949,183)	149,307	(7,183,571)	401,227	(161,445)	62,533

Net increase (decrease) in net assets resulting from operations	(1,407,889)	328,529	(6,015,966)	916,992	(131,470)	96,993

DISTRIBUTIONS:
From net investment income
Class T	(99,947)	(46,641)	(177,134)	(156,665)	(1,922)	(1,333)
Class T1	(271,060)	(91,144)	(603,114)	(203,336)	(8,873)	(15,585)

Total distributions	(371,007)	(137,785)	(780,248)	(360,001)	(10,795)	(16,918)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	6,016,937	5,827,074	9,944,890	20,565,979	290,587	208,765
Class T1	30,377,395	12,219,949	106,325,434	28,429,518	687,152	2,437,865
Reinvestment of distributions
Class T	99,947	46,641	177,134	156,665	1,922	1,333
Class T1	271,060	91,144	603,114	203,336	8,873	15,585
Redemptions of shares
Class T	(452,169)	(496,258)	(2,561,077)	(715,048)	(24,045)	(50,000)
Class T1	(6,174,491)	(1,547,920)	(24,217,619)	(2,994,436)	(775,739)	(512,273)

Net increase in net assets resulting from share transactions	30,138,679	16,140,630	90,271,876	45,646,014	188,750	2,101,275

Total increase in net assets	28,359,783	16,331,374	83,475,662	46,203,005	46,485	2,181,350

NET ASSETS:
Beginning of period	16,331,374	0	46,203,005	0	2,181,350	0

End of period (1)	$44,691,157	$16,331,374	$129,678,667	$46,203,005	$2,227,835	$2,181,350

OTHER INFORMATION:

SHARES:
Sold
Class T	494,190	496,560	799,307	1,673,650	22,461	17,010
Class T1	2,490,472	1,021,875	8,523,162	2,342,441	55,112	200,034
Issued in reinvestment of distributions
Class T	8,535	3,859	14,935	12,625	160	106
Class T1	23,148	7,546	50,853	16,386	741	1,229
Redeemed
Class T	(37,221)	(41,831)	(204,264)	(58,112)	(1,934)	(3,990)
Class T1	(503,566)	(130,249)	(1,932,524)	(244,171)	(62,254)	(41,412)

Net increase	2,475,558	1,357,760	7,251,469	3,742,819	14,286	172,977

(1) Including undistributed (overdistributed) net investment income	$6,889	$10,255	$2,785	$18,842	$(765)	$497

See notes to financial statements.

						(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM LIFETIME 2035 PORTFOLIO I		MAXIM LIFETIME 2035 PORTFOLIO II		MAXIM LIFETIME 2035 PORTFOLIO III
	2010	2009	2010	2009	2010	2009
	UNAUDITED		UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$150,058	$77,317	$285,505	$214,407	$4,325	$9,538
Net realized gain on investments	76,312	17,528	295,866	79,557	20,374	7,997
Capital gain distributions received		6,292		16,855		684
Change in net unrealized appreciation (depreciation) on investments	(1,767,191)	88,541	(6,228,142)	404,313	(113,848)	29,448

Net increase (decrease) in net assets resulting from operations	(1,540,821)	189,678	(5,646,771)	715,132	(89,149)	47,667

DISTRIBUTIONS:
From net investment income
Class T	(30,486)	(17,670)	(45,211)	(57,542)	(433)	(272)
Class T1	(122,621)	(55,808)	(252,586)	(150,922)	(4,532)	(9,132)

Total distributions	(153,107)	(73,478)	(297,797)	(208,464)	(4,965)	(9,404)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	3,596,080	2,337,034	5,313,704	8,062,276	168,148	26,025
Class T1	21,085,739	7,602,906	73,317,939	23,056,008	852,618	1,217,110
Reinvestment of distributions
Class T	30,486	17,670	45,211	57,542	433	272
Class T1	122,621	55,808	252,586	150,922	4,532	9,132
Redemptions of shares
Class T	(592,054)	(82,026)	(1,338,481)	(146,505)	(39,717)	(93)
Class T1	(3,808,851)	(383,095)	(16,506,414)	(2,467,522)	(358,704)	(58,970)

Net increase in net assets resulting from share transactions	20,434,021	9,548,297	61,084,545	28,712,721	627,310	1,193,476

Total increase in net assets	18,740,093	9,664,497	55,139,977	29,219,389	533,196	1,231,739

NET ASSETS:
Beginning of period	9,664,497	0	29,219,389	0	1,231,739	0

End of period (1)	$28,404,590	$9,664,497	$84,359,366	$29,219,389	$1,764,935	$1,231,739

OTHER INFORMATION:

SHARES:
Sold
Class T	283,516	190,825	413,341	637,994	13,036	2,319
Class T1	1,671,957	615,373	5,705,412	1,856,591	68,285	97,520
Issued in reinvestment of distributions
Class T	2,553	1,408	3,755	4,496	36	22
Class T1	10,278	4,448	20,979	11,788	375	707
Redeemed
Class T	(47,555)	(6,555)	(104,311)	(11,574)	(2,988)	(7)
Class T1	(300,385)	(31,144)	(1,279,426)	(201,981)	(27,598)	(4,640)

Net increase	1,620,364	774,355	4,759,750	2,297,314	51,146	95,921

(1) Including undistributed (overdistributed) net investment income	$790	$3,839	$(6,349)	$5,943	$(506)	$134

See notes to financial statements.

						(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM LIFETIME 2045 PORTFOLIO I		MAXIM LIFETIME 2045 PORTFOLIO II		MAXIM LIFETIME 2045 PORTFOLIO III
	2010	2009	2010	2009	2010	2009
	UNAUDITED		UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$45,879	$33,940	$94,659	$103,686	$961	$2,041
Net realized gain on investments	27,608	10,555	70,654	32,387	5,332	2,351
Capital gain distributions received		2,682		7,353		130
Change in net unrealized appreciation (depreciation) on investments	(805,866)	37,096	(2,424,131)	92,106	(39,464)	11,751

Net increase (decrease) in net assets resulting from operations	(732,379)	84,273	(2,258,818)	235,532	(33,171)	16,273

DISTRIBUTIONS:
From net investment income
Class T	(12,983)	(13,683)	(29,339)	(54,291)	(311)	(238)
Class T1	(34,662)	(18,825)	(71,451)	(47,133)	(767)	(1,776)

Total distributions	(47,645)	(32,508)	(100,790)	(101,424)	(1,078)	(2,014)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	1,227,661	1,881,216	2,863,279	7,215,767	112,719	21,990
Class T1	7,934,094	2,889,025	25,548,921	7,097,433	197,113	224,470
Reinvestment of distributions
Class T	12,983	13,683	29,339	54,291	311	238
Class T1	34,662	18,825	71,451	47,133	767	1,776
Redemptions of shares
Class T	(247,935)	(28,515)	(873,558)	(81,053)	(6,023)
Class T1	(1,485,276)	(340,184)	(4,849,710)	(958,018)	(81,604)	(7,756)

Net increase in net assets resulting from share transactions	7,476,189	4,434,050	22,789,722	13,375,553	223,283	240,718

Total increase in net assets	6,696,165	4,485,815	20,430,114	13,509,661	189,034	254,977

NET ASSETS:
Beginning of period	4,485,815	0	13,509,661	0	254,977	0

End of period (1)	$11,181,980	$4,485,815	$33,939,775	$13,509,661	$444,011	$254,977

OTHER INFORMATION:

SHARES:
Sold
Class T	95,940	149,676	223,936	566,680	8,444	1,994
Class T1	617,779	231,852	1,985,957	561,838	15,595	18,248
Issued in reinvestment of distributions
Class T	1,080	1,075	2,427	4,210	26	19
Class T1	2,884	1,480	5,915	3,658	63	138
Redeemed
Class T	(19,492)	(2,269)	(67,079)	(6,363)	(447)
Class T1	(116,033)	(27,504)	(375,663)	(75,917)	(6,537)	(616)

Net increase	582,158	354,310	1,775,493	1,054,106	17,144	19,783

(1) Including undistributed (overdistributed) net investment income	$(334)	$1,432	$(3,869)	$2,262	$(90)	$27

See notes to financial statements.

						(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM LIFETIME 2055 PORTFOLIO I		MAXIM LIFETIME 2055 PORTFOLIO II		MAXIM LIFETIME 2055 PORTFOLIO III
	2010	2009	2010	2009	2010	2009
	UNAUDITED		UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$13,105	$12,874	$17,960	$11,681	$214	$565
Net realized gain (loss) on investments	26,796	7,374	41,153	3,846	(18,039)	331
Capital gain distributions received		815		734		28
Change in net unrealized appreciation (depreciation) on investments	(261,432)	37,594	(602,596)	19,210	(19,435)	7,537

Net increase (decrease) in net assets resulting from operations	(221,531)	58,657	(543,483)	35,471	(37,260)	8,461

DISTRIBUTIONS:
From net investment income
Class T	(3,799)	(4,995)	(1,944)	(1,283)	(108)	(290)
Class T1	(9,874)	(7,264)	(16,518)	(10,139)	(131)	(268)

Total distributions	(13,673)	(12,259)	(18,462)	(11,422)	(239)	(558)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	346,320	781,596	614,022	169,502	269,009	26,460
Class T1	2,060,802	1,108,593	7,003,464	1,319,285	37,961	23,555
Reinvestment of distributions
Class T	3,799	4,995	1,944	1,283	108	290
Class T1	9,874	7,264	16,518	10,139	131	268
Redemptions of shares
Class T	(165,651)	(68,913)	(93,639)	(9,679)	(226,785)
Class T1	(461,964)	(5,446)	(1,188,808)	(28,248)	(6,195)

Net increase in net assets resulting from share transactions	1,793,180	1,828,089	6,353,501	1,462,282	74,229	50,573

Total increase in net assets	1,557,976	1,874,487	5,791,556	1,486,331	36,730	58,476

NET ASSETS:
Beginning of period	1,874,487	0	1,486,331	0	58,476	0

End of period (1)	$3,432,463	$1,874,487	$7,277,887	$1,486,331	$95,206	$58,476

OTHER INFORMATION:

SHARES:
Sold
Class T	26,699	65,005	47,615	13,616	19,532	2,349
Class T1	160,959	87,408	538,926	104,243	2,926	2,135
Issued in reinvestment of distributions
Class T	316	391	160	100	9	23
Class T1	820	569	1,367	785	11	22
Redeemed
Class T	(13,371)	(5,497)	(7,449)	(766)	(18,616)
Class T1	(36,016)	(434)	(90,072)	(2,237)	(479)

Net increase	139,407	147,442	490,547	115,741	3,383	4,529

(1) Including undistributed (overdistributed) net investment income	$47	$615	$(243)	$259	$(18)	$7

See notes to financial statements.

						(Concluded)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
			Period from May 1,				Period from May 1,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$11.64		$10.00		$11.64		$10.00

Income from Investment Operations

Net investment income	0.11		0.21		0.11		0.19
Capital gain distributions received	0.00		0.01		0.00		0.01

Total distributions received	0.11		0.22		0.11		0.20

Net realized and unrealized gain (loss)
on investments	(0.17)		1.61		(0.16)		1.63

Total Income (loss) From
Investment Operations	(0.06)		1.83		(0.05)		1.83

Less Distributions

From net investment income	(0.13)		(0.19)		(0.12)		(0.19)

Net Asset Value, End of Period	$11.45		$11.64		$11.47		$11.64

Total Return ±	(0.48%)	^	18.37%	^	(0.46%)	^ #	18.37%	^ #

Net Assets, End of Period ($000)	$6,478		$3,625		$33,099		$10,546

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.51%	*	7.65%	*	2.94%	*	8.02%	*
- After Reimbursement	N/A		N/A		2.94%	* §	8.03%	* §

Portfolio Turnover Rate ~	17.88%	^	18.01%	^	17.88%	^	18.01%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.						(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
			Period from May 1,				Period from May 1,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$11.86		$10.00		$11.86		$10.00

Income from Investment Operations

Net investment income	0.09		0.18		0.08		0.19
Capital gain distributions received	0.00		0.01		0.00		0.01

Total distributions received	0.09		0.19		0.08		0.20

Net realized and unrealized gain (loss)
on investments	(0.27)		1.85		(0.27)		1.84

Total Income (loss) From
Investment Operations	(0.18)		2.04		(0.19)		2.04

Less Distributions

From net investment income	(0.10)		(0.18)		(0.10)		(0.18)

Net Asset Value, End of Period	$11.58		$11.86		$11.57		$11.86

Total Return ±	(1.51%)	^	20.48%	^	(1.58%)	^ #	20.53%	^ #

Net Assets, End of Period ($000)	$10,334		$3,353		$90,565		$19,018

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.22%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.67%	*	7.61%	*	2.46%	*	7.17%	*
- After Reimbursement	N/A		N/A		2.46%	* §	7.17%	* §

Portfolio Turnover Rate ~	17.69%	^	104.47%	^	17.69%	^	104.47%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.						(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
			Period from May 1,				Period from May 1,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.13		$10.00		$12.13		$10.00

Income from Investment Operations

Net investment income	0.05		0.20		0.10		0.17
Capital gain distributions received	0.00		0.01		0.00		0.01

Total distributions received	0.05		0.21		0.10		0.18

Net realized and unrealized gain (loss)
on investments	(0.41)		2.09		(0.45)		2.12

Total Income (loss) From
Investment Operations	(0.36)		2.30		(0.35)		2.30

Less Distributions

From net investment income	(0.08)		(0.17)		(0.10)		(0.17)

Net Asset Value, End of Period	$11.69		$12.13		$11.68		$12.13

Total Return ±	(2.94%)	^	23.07%	^	(2.92%)	^ #	23.07%	^ #

Net Assets, End of Period ($000)	$115		$20		$1,691		$1,535

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.61%	*	3.14%	*	1.50%	*	5.57%	*
- After Reimbursement	N/A		N/A		1.50%	* §	5.58%	* §

Portfolio Turnover Rate ~	10.56%	^	64.50%	^	10.56%	^	64.50%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.						(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
			Period from May 1,				Period from May 1,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.03		$10.00		$12.03		$10.00

Income from Investment Operations

Net investment income	0.09		0.19		0.08		0.17
Capital gain distributions received	0.00		0.01		0.00		0.01

Total distributions received	0.09		0.20		0.08		0.18

Net realized and unrealized gain (loss)
on investments	(0.35)		2.00		(0.36)		2.02

Total Income (loss) From
Investment Operations	(0.26)		2.20		(0.28)		2.20

Less Distributions

From net investment income	(0.11)		(0.17)		(0.09)		(0.17)

Net Asset Value, End of Period	$11.66		$12.03		$11.66		$12.03

Total Return ±	(2.17%)	^	22.15%	^	(2.29%)	^ #	22.15%	^ #

Net Assets, End of Period ($000)	$10,770		$5,517		$33,921		$10,814

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.22%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.01%	*	5.49%	*	2.39%	*	6.37%	*
- After Reimbursement	N/A		N/A		2.39%	* §	6.37%	* §

Portfolio Turnover Rate ~	10.95%	^	24.28%	^	10.95%	^	24.28%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
			Period from May 1,				Period from May 1,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.35		$10.00		$12.34		$10.00

Income from Investment Operations

Net investment income	0.08		0.16		0.06		0.15
Capital gain distributions received	0.00		0.01		0.00		0.01

Total distributions received	0.08		0.17		0.06		0.16

Net realized and unrealized gain (loss)
on investments	(0.56)		2.33		(0.53)		2.33

Total Income (loss) From
Investment Operations	(0.48)		2.50		(0.47)		2.49

Less Distributions

From net investment income	(0.08)		(0.15)		(0.07)		(0.15)

Net Asset Value, End of Period	$11.79		$12.35		$11.80		$12.34

Total Return ±	(3.89%)	^	25.14%	^	(3.80%)	^ #	25.04%	^ #

Net Assets, End of Period ($000)	$26,397		$20,100		$103,282		$26,103

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.22%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	1.43%	*	12.62%	*	1.70%	*	6.02%	*
- After Reimbursement	N/A		N/A		1.70%	* §	6.02%	* §

Portfolio Turnover Rate ~	10.27%	^	14.49%	^	10.27%	^	14.49%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.						(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
			Period from May 1,				Period from May 1,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.61		$10.00		$12.61		$10.00

Income from Investment Operations

Net investment income	0.05		0.15		0.05		0.14
Capital gain distributions received	0.00		0.01		0.00		0.01

Total distributions received	0.05		0.16		0.05		0.15

Net realized and unrealized gain (loss)
on investments	(0.70)		2.59		(0.70)		2.60

Total Income (loss) From
Investment Operations	(0.65)		2.75		(0.65)		2.75

Less Distributions

From net investment income	(0.06)		(0.14)		(0.06)		(0.14)

Net Asset Value, End of Period	$11.90		$12.61		$11.90		$12.61

Total Return ±	(5.18%)	^	27.63%	^	(5.17%)	^ #	27.63%	^ #

Net Assets, End of Period ($000)	$403		$166		$1,825		$2,016

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	1.18%	*	5.71%	*	0.77%	*	4.85%	*
- After Reimbursement	N/A		N/A		0.77%	* §	4.86%	* §

Portfolio Turnover Rate ~	39.22%	^	107.97%	^	39.22%	^	107.97%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.						(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
			Period from May 1,				Period from May 1,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.49		$10.00		$12.48		$10.00

Income from Investment Operations

Net investment income	0.06		0.17		0.05		0.15
Capital gain distributions received	0.00		0.01		0.00		0.01

Total distributions received	0.06		0.18		0.05		0.16

Net realized and unrealized gain (loss)
on investments	(0.61)		2.46		(0.61)		2.47

Total Income (loss) From
Investment Operations	(0.55)		2.64		(0.56)		2.63

Less Distributions

From net investment income	(0.07)		(0.15)		(0.06)		(0.15)

Net Asset Value, End of Period	$11.87		$12.49		$11.86		$12.48

Total Return ±	(4.38%)	^	26.50%	^	(4.46%)	^ #	26.40%	^ #

Net Assets, End of Period ($000)	$5,034		$2,319		$23,371		$7,346

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.22%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	1.28%	*	6.44%	*	1.48%	*	5.77%	*
- After Reimbursement	N/A		N/A		1.48%	* §	5.77%	* §

Portfolio Turnover Rate ~	12.18%	^	8.97%	^	12.18%	^	8.97%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.						(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
			Period from May 1,				Period from May 1,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.72		$10.00		$12.72		$10.00

Income from Investment Operations

Net investment income	0.04		0.10		0.03		0.10
Capital gain distributions received	0.00		0.01		0.00		0.01

Total distributions received	0.04		0.11		0.03		0.11

Net realized and unrealized gain (loss)
on investments	(0.75)		2.71		(0.76)		2.71

Total Income (loss) From
Investment Operations	(0.71)		2.82		(0.73)		2.82

Less Distributions

From net investment income	(0.05)		(0.10)		(0.04)		(0.10)

Net Asset Value, End of Period	$11.96		$12.72		$11.95		$12.72

Total Return ±	(5.60%)	^	28.19%	^	(5.72%)	^ #	28.19%	^ #

Net Assets, End of Period ($000)	$11,287		$8,028		$73,073		$21,191

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.22%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	0.84%	*	11.71%	*	0.92%	*	5.20%	*
- After Reimbursement	N/A		N/A		0.92%	* §	5.20%	* §

Portfolio Turnover Rate ~	8.46%	^	12.83%	^	8.46%	^	12.83%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.						(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
			Period from May 1,				Period from May 1,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.84		$10.00		$12.84		$10.00

Income from Investment Operations

Net investment income	0.02		0.14		0.02		0.13
Capital gain distributions received	0.00		0.01		0.00		0.01

Total distributions received	0.02		0.15		0.02		0.14

Net realized and unrealized gain (loss)
on investments	(0.82)		2.82		(0.83)		2.83

Total Income (loss) From
Investment Operations	(0.80)		2.97		(0.81)		2.97

Less Distributions

From net investment income	(0.03)		(0.13)		(0.03)		(0.13)

Net Asset Value, End of Period	$12.01		$12.84		$12.00		$12.84

Total Return ±	(6.19%)	^	29.81%	^	(6.28%)	^ #	29.81%	^ #

Net Assets, End of Period ($000)	$149		$30		$1,616		$1,202

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	1.27%	*	2.43%	*	0.55%	*	5.78%	*
- After Reimbursement	N/A		N/A		0.55%	* §	5.78%	* §

Portfolio Turnover Rate ~	23.98%	^	26.97%	^	23.98%	^	26.97%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.						(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
			Period from May 1,				Period from May 1,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.67		$10.00		$12.66		$10.00

Income from Investment Operations

Net investment income	0.05		0.14		0.03		0.15
Capital gain distributions received	0.00		0.01		0.00		0.01

Total distributions received	0.05		0.15		0.03		0.16

Net realized and unrealized gain (loss)
on investments	(0.71)		2.66		(0.70)		2.64

Total Income (loss) From
Investment Operations	(0.66)		2.81		(0.67)		2.80

Less Distributions

From net investment income	(0.06)		(0.14)		(0.05)		(0.14)

Net Asset Value, End of Period	$11.95		$12.67		$11.94		$12.66

Total Return ±	(5.23%)	^	28.18%	^	(5.30%)	^ #	28.07%	^ #

Net Assets, End of Period ($000)	$2,700		$1,881		$8,482		$2,605

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	0.94%	*	8.89%	*	1.05%	*	5.51%	*
- After Reimbursement	N/A		N/A		1.05%	* §	5.51%	* §

Portfolio Turnover Rate ~	8.97%	^	24.95%	^	8.97%	^	24.95%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.						(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
			Period from May 1,				Period from May 1,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.82		$10.00		$12.81		$10.00

Income from Investment Operations

Net investment income	0.03		0.13		0.02		0.13
Capital gain distributions received	0.00		0.01		0.00		0.01

Total distributions received	0.03		0.14		0.02		0.14

Net realized and unrealized gain (loss)
on investments	(0.81)		2.81		(0.81)		2.80

Total Income (loss) From
Investment Operations	(0.78)		2.95		(0.79)		2.94

Less Distributions

From net investment income	(0.04)		(0.13)		(0.03)		(0.13)

Net Asset Value, End of Period	$12.00		$12.82		$11.99		$12.81

Total Return ±	(6.08%)	^	29.61%	^	(6.13%)	^ #	29.51%	^ #

Net Assets, End of Period ($000)	$8,686		$7,238		$25,253		$6,272

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	0.62%	*	14.17%	*	0.76%	*	6.14%	*
- After Reimbursement	N/A		N/A		0.76%	* §	6.14%	* §

Portfolio Turnover Rate ~	7.33%	^	22.29%	^	7.33%	^	22.29%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.						(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
			Period from May 1,				Period from May 1,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.89		$10.00		$12.89		$10.00

Income from Investment Operations

Net investment income	0.02		0.13		0.02		0.13
Capital gain distributions received	0.00		0.01		0.00		0.01

Total distributions received	0.02		0.14		0.02		0.14

Net realized and unrealized gain (loss)
on investments	(0.85)		2.88		(0.86)		2.88

Total Income (loss) From
Investment Operations	(0.83)		3.02		(0.84)		3.02

Less Distributions

From net investment income	(0.03)		(0.13)		(0.03)		(0.13)

Net Asset Value, End of Period	$12.03		$12.89		$12.02		$12.89

Total Return ±	(6.43%)	^	30.28%	^	(6.53%)	^ #	30.28%	^ #

Net Assets, End of Period ($000)	$121		$26		$323		$229

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.19%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	0.81%	*	2.38%	*	0.40%	*	4.64%	*
- After Reimbursement	N/A		N/A		0.40%	* §	4.66%	* §

Portfolio Turnover Rate ~	25.81%	^	15.17%	^	25.81%	^	15.17%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.						(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
			Period from May 1,				Period from May 1,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.71		$10.00		$12.71		$10.00

Income from Investment Operations

Net investment income	0.04		0.16		0.06		0.12
Capital gain distributions received	0.00		0.01		0.00		0.01

Total distributions received	0.04		0.17		0.06		0.13

Net realized and unrealized gain (loss)
on investments	(0.73)		2.67		(0.75)		2.71

Total Income (loss) From
Investment Operations	(0.69)		2.84		(0.69)		2.84

Less Distributions

From net investment income	(0.05)		(0.13)		(0.05)		(0.13)

Net Asset Value, End of Period	$11.97		$12.71		$11.97		$12.71

Total Return ±	(5.41%)	^	28.44%	^	(5.46%)	^ #	28.44%	^ #

Net Assets, End of Period ($000)	$880		$762		$2,552		$1,113

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	0.86%	*	3.91%	*	0.88%	*	9.09%	*
- After Reimbursement	N/A		N/A		0.88%	* §	9.11%	* §

Portfolio Turnover Rate ~	19.15%	^	20.38%	^	19.15%	^	20.38%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.						(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
			Period from May 1,				Period from May 1,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.86		$10.00		$12.84		$10.00

Income from Investment Operations

Net investment income	0.03		0.13		0.02		0.13
Capital gain distributions received	0.00		0.01		0.00		0.01

Total distributions received	0.03		0.14		0.02		0.14

Net realized and unrealized gain (loss)
on investments	(0.83)		2.85		(0.83)		2.83

Total Income (loss) From
Investment Operations	(0.80)		2.99		(0.81)		2.97

Less Distributions

From net investment income	(0.04)		(0.13)		(0.03)		(0.13)

Net Asset Value, End of Period	$12.02		$12.86		$12.00		$12.84

Total Return ±	(6.25%)	^	30.01%	^	(6.31%)	^ #	29.81%	^ #

Net Assets, End of Period ($000)	$641		$167		$6,637		$1,320

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	0.74%	*	5.27%	*	0.88%	*	6.36%	*
- After Reimbursement	N/A		N/A		0.88%	* §	6.36%	* §

Portfolio Turnover Rate ~	18.87%	^	6.32%	^	18.87%	^	6.32%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.						(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T				Class T1
			Period from May 1,				Period from May 1,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$12.91		$10.00		$12.91		$10.00

Income from Investment Operations

Net investment income	0.02		0.14		0.02		0.14
Capital gain distributions received	0.00		0.01		0.00		0.01

Total distributions received	0.02		0.15		0.02		0.15

Net realized and unrealized gain (loss)
on investments	(0.87)		2.90		(0.86)		2.90

Total Income (loss) From
Investment Operations	(0.85)		3.05		(0.84)		3.05

Less Distributions

From net investment income	(0.03)		(0.14)		(0.03)		(0.14)

Net Asset Value, End of Period	$12.03		$12.91		$12.04		$12.91

Total Return ±	(6.56%)	^	30.55%	^	(6.52%)	^ #	30.55%	^ #

Net Assets, End of Period ($000)	$40		$31		$56		$28

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.18%	* §	0.13%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	0.20%	*	2.76%	*	0.54%	*	2.29%	*
- After Reimbursement	N/A		N/A		0.58%	* §	2.37%	* §

Portfolio Turnover Rate ~	197.40%	^	7.23%	^	197.40%	^	7.23%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.						(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Lifetime 2015 I, the Maxim Lifetime 2015 II, the Maxim Lifetime 2015 III, the Maxim Lifetime 2025 I, the Maxim Lifetime 2025 II, the Maxim Lifetime 2025 III, the Maxim Lifetime 2035 I, the Maxim Lifetime 2035 II, the Maxim Lifetime 2035 III, the Maxim Lifetime 2045 I, the Maxim Lifetime 2045 II, the Maxim Lifetime 2045 III, the Maxim Lifetime 2055 I, the Maxim Lifetime 2055 II, and the Maxim Lifetime 2055 III Portfolios  (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund.  The investment objective of each Portfolio is to seek capital appreciation and income consistent with its current asset allocation.  There are three risk profile options for each available year designated in the name of the Portfolio.  The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.  The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.  The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.  After the transition year, noted in the name of the Portfolio, the investment objective is to seek income and secondarily, capital growth.  Each Portfolio is non-diversified as defined in the 1940 Act.  The Portfolios are available only as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

Each of the Portfolios offer two share classes, referred to as Class T and Class T1 shares.  Class T shares are not subject to any distribution fees, while Class T1 shares of each Portfolio are subject to an annual distribution fee of 0.10% of the corresponding Portfolio’s annual average net assets attributable to Class T1 shares.  Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

The Portfolios classify their valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2010 and throughout the period, the only investments of each Portfolio were in mutual funds that were actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

The cost of investments sold is determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes

For federal income tax purposes, each of the Portfolios intends to qualify as regulated investment companies under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements.    Accordingly, no provision for federal income or excise taxes has been made.  The Portfolios will file income tax returns in the U.S. federal jurisdiction and Colorado.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  Each Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Portfolio.  Each Portfolio will also bear the indirect expense of the underlying investments.  Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios.  The Portfolios have entered into a plan of distribution which provides for compensation for distribution of Class T1 shares and for providing or arranging for the provision of services to Class T1 shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares.  GWFS Equities, Inc. has agreed to voluntarily waive all 12b-1 fees attributable to Class T1 shares purchased by GW Capital Management, LLC in consideration for GW Capital Management, LLC providing initial capital to the Portfolios.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

Each of the Portfolios may invest in various funds affiliated with MCM & GWL&A.  The following is a summary of those affiliated investments:

Below is a summary of the transactions for each underlying investment during the six months ended June 30, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2015 Portfolio I

Maxim Bond Index Portfolio	409,187	$1,904,759	$4,324,182	$794,842	$7,686	$83,664	$5,556,763
Maxim Federated Bond Portfolio	527,492	1,911,188	4,287,854	726,639	10,990	94,448	5,543,937
Maxim Global Bond Portfolio	171,198	563,531	1,175,563	155,595	8,802	18,337	1,563,034
Maxim Index 600 Portfolio	131,396	356,218	753,952	105,907	16,449	2,347	948,682
Maxim Invesco ADR Portfolio	115,634	454,004	1,060,422	152,637	(5,425)	-	1,204,907
Maxim Janus Large Cap Growth Portfolio	68,862	259,941	581,970	80,830	2,946	-	685,864
Maxim Loomis Sayles Small-Cap Value Portfolio	17,432	103,779	221,611	29,679	3,170	516	275,073
Maxim MFS International Growth Portfolio	97,856	329,476	754,936	124,425	(1,582)	-	874,831
Maxim Money Market Portfolio	1,170,229	407,158	914,805	151,734	-	-	1,170,229
Maxim Putnam High Yield Bond Portfolio	182,960	482,118	1,064,496	135,073	3,376	58,844	1,368,539
Maxim S&P 500® Index Portfolio	350,084	1,230,183	2,705,883	343,150	24,871	23,350	3,276,784
Maxim Short Duration Bond Portfolio	90,975	323,878	729,382	126,656	2,711	15,976	940,683
Maxim T. Rowe Price Equity/Income Portfolio	78,598	357,152	788,942	106,861	9,133	7,723	951,033
Maxim T. Rowe Price MidCap Growth Portfolio	39,437	220,127	463,478	70,520	8,946	-	585,247

TOTAL					$92,073	$305,205	$24,945,606

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2015 Portfolio II

Maxim Bond Index Portfolio	857,434	$2,448,881	$10,590,709	$1,630,652	$14,913	$175,586	$11,643,956
Maxim Federated Bond Portfolio	1,105,361	2,457,387	10,530,216	1,496,011	19,133	198,059	11,617,349
Maxim Global Bond Portfolio	356,413	719,980	2,905,214	324,527	14,653	37,227	3,254,046
Maxim Index 600 Portfolio	425,420	708,309	2,923,126	364,140	63,105	7,407	3,071,534
Maxim Invesco ADR Portfolio	377,415	909,834	3,932,504	405,711	(24,764)	-	3,932,661
Maxim Janus Large Cap Growth Portfolio	226,610	525,106	2,189,705	220,698	6,469	-	2,257,038
Maxim Loomis Sayles Small-Cap Value Portfolio	57,072	208,605	864,091	102,577	12,634	1,647	900,601
Maxim MFS International Growth Portfolio	317,128	655,661	2,795,985	360,116	(12,653)	-	2,835,124
Maxim Money Market Portfolio	2,401,659	512,704	2,197,800	308,846	-	-	2,401,659
Maxim Putnam High Yield Bond Portfolio	387,162	626,447	2,649,831	285,647	4,474	121,474	2,895,971
Maxim S&P 500® Index Portfolio	1,142,848	2,465,012	10,306,553	1,050,310	70,890	74,272	10,697,061
Maxim Short Duration Bond Portfolio	188,031	410,763	1,770,695	262,504	4,735	33,077	1,944,236
Maxim T. Rowe Price Equity/Income Portfolio	255,500	712,590	2,999,815	328,699	28,957	24,461	3,091,547
Maxim T. Rowe Price MidCap Growth Portfolio	130,784	448,115	1,837,363	247,079	31,908	-	1,940,839

TOTAL					$234,454	$673,210	$62,483,622

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2015 Portfolio III

Maxim Bond Index Portfolio	11,496	$126,183	$47,526	$21,938	$330	$2,761	$156,108
Maxim Federated Bond Portfolio	14,819	126,622	46,276	20,296	361	3,102	155,745
Maxim Global Bond Portfolio	4,828	37,509	10,413	4,108	157	515	44,076
Maxim Index 600 Portfolio	9,510	60,879	17,415	7,760	1,365	169	68,664
Maxim Invesco ADR Portfolio	8,432	78,276	29,126	6,802	(449)	-	87,864
Maxim Janus Large Cap Growth Portfolio	5,092	45,386	14,821	3,715	115	-	50,714
Maxim Loomis Sayles Small-Cap Value Portfolio	1,252	17,603	5,001	1,779	225	37	19,756
Maxim MFS International Growth Portfolio	7,107	56,551	19,743	5,873	(261)	-	63,543
Maxim Money Market Portfolio	32,255	26,474	10,006	4,226	-	-	32,255
Maxim Putnam High Yield Bond Portfolio	5,120	31,822	10,523	3,422	45	1,642	38,298
Maxim S&P 500® Index Portfolio	25,672	212,978	63,330	16,575	1,068	1,707	240,292
Maxim Short Duration Bond Portfolio	2,571	21,581	8,082	3,712	81	531	26,581
Maxim T. Rowe Price Equity/Income Portfolio	5,708	61,223	19,053	6,307	587	559	69,064
Maxim T. Rowe Price MidCap Growth Portfolio	2,951	38,897	10,535	4,887	629	-	43,800

TOTAL					$4,253	$11,023	$1,096,760

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2025 Portfolio I

Maxim Bond Index Portfolio	384,855	$1,803,399	$3,260,534	$565,692	$7,712	$78,465	$5,226,328
Maxim Federated Bond Portfolio	496,122	1,809,417	3,229,563	504,662	9,321	88,568	5,214,237
Maxim Global Bond Portfolio	182,782	605,621	1,007,096	88,037	5,659	19,449	1,668,803
Maxim Index 600 Portfolio	243,249	663,909	1,130,622	128,898	23,230	4,316	1,756,257
Maxim Invesco ADR Portfolio	207,681	820,467	1,569,667	131,197	(2,361)	-	2,164,035
Maxim Janus Large Cap Growth Portfolio	104,221	395,957	721,205	59,586	3,991	-	1,038,046
Maxim Loomis Sayles Small-Cap Value Portfolio	31,110	186,450	324,373	29,677	4,274	915	490,910
Maxim MFS International Growth Portfolio	179,436	607,979	1,140,400	126,921	1,532	-	1,604,155
Maxim Money Market Portfolio	524,801	183,804	331,581	49,940	-	-	524,801
Maxim Putnam High Yield Bond Portfolio	172,205	456,768	775,456	81,841	2,711	55,028	1,288,096
Maxim S&P 500® Index Portfolio	519,661	1,838,217	3,252,936	240,928	27,140	34,424	4,864,026
Maxim Short Duration Bond Portfolio	42,497	152,299	271,858	43,986	1,219	7,442	439,419
Maxim T. Rowe Price Equity/Income Portfolio	114,319	522,973	936,991	86,996	11,934	11,156	1,383,258
Maxim T. Rowe Price MidCap Growth Portfolio	61,064	343,138	587,169	65,179	10,830	-	906,196

TOTAL					$107,192	$299,763	$28,568,567

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2025 Portfolio II

Maxim Bond Index Portfolio	733,348	$3,312,254	$6,158,999	$1,211,699	$14,495	$149,485	$9,958,870
Maxim Federated Bond Portfolio	945,412	3,323,595	6,105,129	1,099,578	17,924	168,614	9,936,275
Maxim Global Bond Portfolio	348,536	1,112,839	1,921,939	214,068	10,505	36,215	3,182,134
Maxim Index 600 Portfolio	889,517	2,339,919	3,972,778	456,724	72,137	15,404	6,422,314
Maxim Invesco ADR Portfolio	762,966	2,904,671	5,585,395	430,814	(16,325)	-	7,950,106
Maxim Janus Large Cap Growth Portfolio	386,890	1,416,171	2,562,758	174,996	7,261	-	3,853,421
Maxim Loomis Sayles Small-Cap Value Portfolio	116,061	670,253	1,143,411	106,764	11,578	3,331	1,831,439
Maxim MFS International Growth Portfolio	663,245	2,165,663	4,077,372	440,778	(2,242)	-	5,929,413
Maxim Money Market Portfolio	1,075,383	363,007	674,953	119,084	-	-	1,075,383
Maxim Putnam High Yield Bond Portfolio	326,276	834,318	1,454,373	186,196	5,114	101,850	2,440,544
Maxim S&P 500® Index Portfolio	1,915,477	6,526,723	11,515,959	734,865	67,548	123,812	17,928,861
Maxim Short Duration Bond Portfolio	79,496	274,603	506,910	96,239	2,183	13,920	821,991
Maxim T. Rowe Price Equity/Income Portfolio	422,803	1,862,932	3,239,225	283,347	29,648	40,260	5,115,922
Maxim T. Rowe Price MidCap Growth Portfolio	222,613	1,205,143	2,070,074	228,221	30,516	-	3,303,571

TOTAL					$250,342	$652,891	$79,750,244

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2025 Portfolio II

Maxim Bond Index Portfolio	733,348	$3,312,254	$6,158,999	$1,211,699	$14,495	$149,485	$9,958,870
Maxim Federated Bond Portfolio	945,412	3,323,595	6,105,129	1,099,578	17,924	168,614	9,936,275
Maxim Global Bond Portfolio	348,536	1,112,839	1,921,939	214,068	10,505	36,215	3,182,134
Maxim Index 600 Portfolio	889,517	2,339,919	3,972,778	456,724	72,137	15,404	6,422,314
Maxim Invesco ADR Portfolio	762,966	2,904,671	5,585,395	430,814	(16,325)	-	7,950,106
Maxim Janus Large Cap Growth Portfolio	386,890	1,416,171	2,562,758	174,996	7,261	-	3,853,421
Maxim Loomis Sayles Small-Cap Value Portfolio	116,061	670,253	1,143,411	106,764	11,578	3,331	1,831,439
Maxim MFS International Growth Portfolio	663,245	2,165,663	4,077,372	440,778	(2,242)	-	5,929,413
Maxim Money Market Portfolio	1,075,383	363,007	674,953	119,084	-	-	1,075,383
Maxim Putnam High Yield Bond Portfolio	326,276	834,318	1,454,373	186,196	5,114	101,850	2,440,544
Maxim S&P 500® Index Portfolio	1,915,477	6,526,723	11,515,959	734,865	67,548	123,812	17,928,861
Maxim Short Duration Bond Portfolio	79,496	274,603	506,910	96,239	2,183	13,920	821,991
Maxim T. Rowe Price Equity/Income Portfolio	422,803	1,862,932	3,239,225	283,347	29,648	40,260	5,115,922
Maxim T. Rowe Price MidCap Growth Portfolio	222,613	1,205,143	2,070,074	228,221	30,516	-	3,303,571

TOTAL					$250,342	$652,891	$79,750,244

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2025 Portfolio III

Maxim Bond Index Portfolio	7,025	$86,032	$51,485	$44,844	$368	$1,744	$95,394
Maxim Federated Bond Portfolio	9,055	86,348	50,561	43,453	598	1,958	95,169
Maxim Global Bond Portfolio	3,400	29,494	14,346	12,647	327	363	31,046
Maxim Index 600 Portfolio	18,160	130,168	60,835	52,034	6,108	324	131,115
Maxim Invesco ADR Portfolio	15,461	160,319	85,929	60,986	(2,422)	-	161,101
Maxim Janus Large Cap Growth Portfolio	7,847	78,170	38,714	28,461	348	-	78,154
Maxim Loomis Sayles Small-Cap Value Portfolio	2,357	37,097	17,165	14,111	1,075	70	37,199
Maxim MFS International Growth Portfolio	13,470	119,739	61,755	47,517	(1,632)	-	120,423
Maxim Money Market Portfolio	7,561	6,926	4,133	3,498	-	-	7,561
Maxim Putnam High Yield Bond Portfolio	3,128	21,717	11,904	9,795	91	1,004	23,398
Maxim S&P 500® Index Portfolio	38,911	360,855	169,142	130,268	4,368	2,588	364,204
Maxim Short Duration Bond Portfolio	805	7,543	4,480	3,880	62	172	8,324
Maxim T. Rowe Price Equity/Income Portfolio	8,569	102,763	49,978	39,898	1,939	840	103,686
Maxim T. Rowe Price MidCap Growth Portfolio	4,507	66,451	29,432	26,220	2,071	-	66,884

TOTAL					$13,301	$9,063	$1,323,658

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2035 Portfolio I

Maxim Bond Index Portfolio	147,909	$635,373	$1,326,617	$298,273	$4,065	$30,429	$2,008,605
Maxim Federated Bond Portfolio	190,671	637,442	1,319,896	278,986	4,599	34,342	2,003,956
Maxim Global Bond Portfolio	77,880	236,567	464,003	68,469	2,804	8,331	711,042
Maxim Index 600 Portfolio	234,121	585,365	1,095,637	137,396	16,248	4,177	1,690,354
Maxim Invesco ADR Portfolio	195,712	708,690	1,521,932	152,997	(6,876)	-	2,039,317
Maxim Janus Large Cap Growth Portfolio	84,144	293,101	592,500	46,845	1,214	-	838,078
Maxim Loomis Sayles Small-Cap Value Portfolio	29,890	164,110	315,110	32,121	2,678	884	471,660
Maxim MFS International Growth Portfolio	176,706	548,851	1,147,785	141,163	(2,399)	-	1,579,754
Maxim Money Market Portfolio	62,845	20,177	42,735	8,700	-	-	62,845
Maxim Putnam High Yield Bond Portfolio	65,000	158,012	312,530	51,913	1,115	20,878	486,198
Maxim S&P 500® Index Portfolio	408,888	1,325,868	2,622,039	207,592	14,559	27,232	3,827,196
Maxim Short Duration Bond Portfolio	4,370	14,356	29,829	6,538	162	772	45,185
Maxim T. Rowe Price Equity/Income Portfolio	88,524	371,197	727,052	73,016	6,121	8,686	1,071,135
Maxim T. Rowe Price MidCap Growth Portfolio	48,711	250,811	472,784	54,230	6,048	-	722,867

TOTAL					$50,338	$135,731	$17,558,192

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2035 Portfolio II

Maxim Bond Index Portfolio	226,179	$980,470	$2,451,799	$425,956	$5,634	$46,462	$3,071,511
Maxim Federated Bond Portfolio	291,584	983,817	2,431,999	387,776	6,846	52,402	3,064,544
Maxim Global Bond Portfolio	119,378	365,839	815,581	77,224	3,572	12,453	1,089,924
Maxim Index 600 Portfolio	793,397	2,003,395	4,414,217	383,690	56,130	13,794	5,728,327
Maxim Invesco ADR Portfolio	671,601	2,454,451	5,815,844	295,095	(5,169)	-	6,998,081
Maxim Janus Large Cap Growth Portfolio	287,749	1,011,095	2,279,998	106,737	7,177	-	2,865,984
Maxim Loomis Sayles Small-Cap Value Portfolio	101,578	563,110	1,236,322	81,433	10,052	2,927	1,602,906
Maxim MFS International Growth Portfolio	604,927	1,896,161	4,410,010	343,479	(474)	-	5,408,045
Maxim Money Market Portfolio	98,475	31,905	78,915	12,345	-	-	98,475
Maxim Putnam High Yield Bond Portfolio	100,766	247,296	599,879	68,276	2,308	31,576	753,729
Maxim S&P 500® Index Portfolio	1,401,402	4,583,950	10,254,900	462,573	52,997	90,951	13,117,126
Maxim Short Duration Bond Portfolio	8,714	28,888	71,652	11,722	291	1,538	90,099
Maxim T. Rowe Price Equity/Income Portfolio	304,710	1,288,890	2,927,666	187,300	23,383	29,133	3,686,990
Maxim T. Rowe Price MidCap Growth Portfolio	165,442	859,781	1,834,957	133,188	20,392	-	2,455,165

TOTAL					$183,139	$281,236	$50,030,906

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2035 Portfolio III

Maxim Bond Index Portfolio	2,379	$20,613	$19,619	$8,652	$72	$528	$32,301
Maxim Federated Bond Portfolio	3,066	20,689	19,413	8,352	126	594	32,225
Maxim Global Bond Portfolio	1,305	8,006	6,576	2,626	121	139	11,912
Maxim Index 600 Portfolio	17,758	90,037	71,045	27,037	4,667	316	128,215
Maxim Invesco ADR Portfolio	14,956	109,708	91,880	27,372	(431)	-	155,844
Maxim Janus Large Cap Growth Portfolio	6,429	45,305	36,514	11,051	636	-	64,033
Maxim Loomis Sayles Small-Cap Value Portfolio	2,266	25,220	19,454	6,719	821	67	35,754
Maxim MFS International Growth Portfolio	13,493	84,848	66,900	20,657	(159)	-	120,630
Maxim Money Market Portfolio	1,882	1,220	1,158	496	-	-	1,882
Maxim Putnam High Yield Bond Portfolio	1,147	5,632	5,107	1,980	39	367	8,576
Maxim S&P 500® Index Portfolio	31,292	205,274	159,818	48,911	3,716	2,078	292,897
Maxim Short Duration Bond Portfolio	183	1,215	1,153	505	9	35	1,895
Maxim T. Rowe Price Equity/Income Portfolio	6,787	57,569	45,817	15,246	1,397	664	82,121
Maxim T. Rowe Price MidCap Growth Portfolio	3,710	38,692	28,914	10,849	1,405	-	55,056

TOTAL					$12,419	$4,788	$1,023,341

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2045 Portfolio I

Maxim Bond Index Portfolio	41,781	$210,755	$425,102	$82,207	$1,080	$8,735	$567,385
Maxim Federated Bond Portfolio	53,859	211,386	422,787	76,404	1,226	9,851	566,058
Maxim Global Bond Portfolio	25,870	92,258	166,892	20,620	745	2,740	236,195
Maxim Index 600 Portfolio	108,594	318,104	565,722	59,288	6,649	1,918	784,052
Maxim Invesco ADR Portfolio	91,370	387,891	750,929	45,780	(1,200)	-	952,075
Maxim Janus Large Cap Growth Portfolio	33,595	137,387	249,867	13,745	438	-	334,608
Maxim Loomis Sayles Small-Cap Value Portfolio	13,690	88,056	156,434	12,737	1,034	401	216,034
Maxim MFS International Growth Portfolio	84,843	309,175	586,707	52,634	(547)	-	758,496
Maxim Putnam High Yield Bond Portfolio	18,804	53,660	105,100	13,851	245	5,982	140,652
Maxim S&P 500® Index Portfolio	159,870	608,418	1,094,523	60,046	4,249	10,542	1,496,383
Maxim T. Rowe Price Equity/Income Portfolio	34,085	167,737	307,234	24,189	2,006	3,311	412,434
Maxim T. Rowe Price MidCap Growth Portfolio	19,328	116,653	200,163	18,365	1,951	-	286,833

TOTAL					$17,876	$43,480	$6,751,205

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2045 Portfolio II

Maxim Bond Index Portfolio	67,052	$332,504	$685,302	$127,769	$1,023	$14,340	$910,564
Maxim Federated Bond Portfolio	86,439	333,706	678,781	116,480	1,315	16,160	908,475
Maxim Global Bond Portfolio	42,345	148,581	269,291	28,300	727	4,465	386,606
Maxim Index 600 Portfolio	361,760	1,047,670	1,858,274	176,381	26,405	6,360	2,611,907
Maxim Invesco ADR Portfolio	303,256	1,270,905	2,440,790	118,820	(5,462)	-	3,159,924
Maxim Janus Large Cap Growth Portfolio	111,583	449,363	816,818	35,526	956	-	1,111,371
Maxim Loomis Sayles Small-Cap Value Portfolio	45,600	289,914	508,881	32,530	3,929	1,329	719,575
Maxim MFS International Growth Portfolio	283,457	1,018,496	1,919,379	149,698	(3,609)	-	2,534,107
Maxim Putnam High Yield Bond Portfolio	28,674	80,564	160,107	20,048	227	9,081	214,481
Maxim S&P 500® Index Portfolio	532,910	1,997,457	3,593,848	157,277	11,024	34,976	4,988,038
Maxim T. Rowe Price Equity/Income Portfolio	113,132	548,291	1,000,177	63,497	6,498	10,939	1,368,902
Maxim T. Rowe Price MidCap Growth Portfolio	64,183	382,400	654,542	51,790	6,327	-	952,482

TOTAL					$49,360	$97,650	$19,866,432

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2045 Portfolio III

Maxim Bond Index Portfolio	528	$3,764	$5,539	$2,295	$36	$120	$7,170
Maxim Federated Bond Portfolio	681	3,777	5,491	2,198	49	136	7,153
Maxim Global Bond Portfolio	328	1,657	2,145	758	34	35	2,997
Maxim Index 600 Portfolio	4,927	20,535	25,866	8,408	1,245	87	35,571
Maxim Invesco ADR Portfolio	4,126	24,882	33,445	8,816	(203)	-	42,997
Maxim Janus Large Cap Growth Portfolio	1,521	8,810	11,156	2,913	151	-	15,145
Maxim Loomis Sayles Small-Cap Value Portfolio	620	5,675	7,005	2,062	221	18	9,785
Maxim MFS International Growth Portfolio	3,841	19,855	25,938	7,599	(16)	-	34,338
Maxim Putnam High Yield Bond Portfolio	219	887	1,246	437	16	70	1,642
Maxim S&P 500® Index Portfolio	7,240	39,053	48,646	12,938	896	479	67,770
Maxim T. Rowe Price Equity/Income Portfolio	1,545	10,774	13,633	3,862	337	151	18,691
Maxim T. Rowe Price MidCap Growth Portfolio	874	7,495	9,057	2,892	365	-	12,973

TOTAL					$3,131	$1,096	$256,232

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2055 Portfolio I

Maxim Bond Index Portfolio	11,342	$77,847	$108,924	$36,629	$400	$2,509	$154,030
Maxim Federated Bond Portfolio	14,621	78,082	108,215	34,885	556	2,826	153,670
Maxim Global Bond Portfolio	8,717	42,274	52,165	13,915	634	930	79,589
Maxim Index 600 Portfolio	35,926	143,280	171,815	41,672	5,646	639	259,385
Maxim Invesco ADR Portfolio	30,676	177,028	233,648	42,524	(900)	-	319,640
Maxim Janus Large Cap Growth Portfolio	9,502	52,773	65,435	12,354	571	-	94,640
Maxim Loomis Sayles Small-Cap Value Portfolio	4,502	39,443	46,929	10,056	954	133	71,043
Maxim MFS International Growth Portfolio	29,128	144,193	185,995	39,434	197	-	260,403
Maxim Putnam High Yield Bond Portfolio	5,052	19,607	26,394	7,038	186	1,619	37,785
Maxim S&P 500® Index Portfolio	44,766	231,674	278,726	49,457	4,037	2,974	419,007
Maxim T. Rowe Price Equity/Income Portfolio	9,521	63,745	78,266	15,777	1,558	932	115,204
Maxim T. Rowe Price MidCap Growth Portfolio	5,479	45,035	51,665	11,902	1,549	-	81,315

TOTAL					$15,388	$12,562	$2,045,711

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2055 Portfolio II

Maxim Bond Index Portfolio	12,926	$32,969	$170,702	$31,089	$122	$2,422	$175,532
Maxim Federated Bond Portfolio	16,664	33,080	169,945	29,219	305	2,740	175,144
Maxim Global Bond Portfolio	9,900	17,844	85,736	10,807	560	1,036	90,388
Maxim Index 600 Portfolio	83,073	123,262	584,986	57,342	10,520	1,450	599,785
Maxim Invesco ADR Portfolio	70,527	151,545	738,313	66,210	(1,098)	-	734,896
Maxim Janus Large Cap Growth Portfolio	21,972	45,416	215,774	17,868	983	-	218,842
Maxim Loomis Sayles Small-Cap Value Portfolio	10,324	33,630	159,408	14,740	2,015	299	162,905
Maxim MFS International Growth Portfolio	67,250	123,958	595,388	63,867	(635)	-	601,217
Maxim Putnam High Yield Bond Portfolio	5,631	8,130	41,528	5,796	169	1,771	42,124
Maxim S&P 500® Index Portfolio	103,909	199,840	957,520	81,850	7,841	6,769	972,586
Maxim T. Rowe Price Equity/Income Portfolio	21,890	54,433	263,420	24,758	2,836	2,101	264,873
Maxim T. Rowe Price MidCap Growth Portfolio	12,549	38,335	177,445	16,581	2,497	-	186,229

TOTAL					$26,115	$18,588	$4,224,521

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim Lifetime 2055 Portfolio III

Maxim Bond Index Portfolio	106	$805	$4,486	$3,882	$77	$25	$1,435
Maxim Federated Bond Portfolio	136	808	4,478	3,849	45	28	1,431
Maxim Global Bond Portfolio	81	438	2,341	1,981	(50)	9	741
Maxim Index 600 Portfolio	1,121	4,999	26,319	21,297	(411)	20	8,095
Maxim Invesco ADR Portfolio	956	6,164	34,110	28,150	(4,091)	-	9,958
Maxim Janus Large Cap Growth Portfolio	297	1,838	9,782	7,965	(574)	-	2,954
Maxim Loomis Sayles Small-Cap Value Portfolio	140	1,371	7,191	5,827	(229)	4	2,209
Maxim MFS International Growth Portfolio	907	5,015	27,281	22,499	(2,582)	-	8,107
Maxim Putnam High Yield Bond Portfolio	47	203	1,110	926	(5)	15	352
Maxim S&P 500® Index Portfolio	1,405	8,104	43,093	34,976	(2,096)	94	13,148
Maxim T. Rowe Price Equity/Income Portfolio	298	2,226	11,847	9,562	(509)	29	3,611
Maxim T. Rowe Price MidCap Growth Portfolio	171	1,572	8,239	6,719	(122)	-	2,544

TOTAL					$(10,547)	$224	$54,585

3.         PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Lifetime 2015 Portfolio I	$31,413,967	$5,021,873
Lifetime 2015 Portfolio II	94,297,044	12,189,134
Lifetime 2015 Portfolio III	501,967	185,751
Lifetime 2025 Portfolio I	33,624,739	3,493,172
Lifetime 2025 Portfolio II	99,745,254	9,490,141
Lifetime 2025 Portfolio III	1,076,345	888,813
Lifetime 2035 Portfolio I	22,923,170	2,492,328
Lifetime 2035 Portfolio II	66,291,180	5,213,003
Lifetime 2035 Portfolio III	973,531	346,778
Lifetime 2045 Portfolio I	8,259,312	784,513
Lifetime 2045 Portfolio II	24,694,959	1,908,696
Lifetime 2045 Portfolio III	324,758	101,563
Lifetime 2055 Portfolio I	2,344,915	552,129
Lifetime 2055 Portfolio II	7,123,676	770,097
Lifetime 2055 Portfolio III	313,234	239,025

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2010 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
	Purposes	Appreciation	Depreciation	Depreciation
Lifetime 2015 Portfolio I	$40,699,022	215,026	(1,344,994)	(1,129,968)
Lifetime 2015 Portfolio II	104,822,778	433,854	(4,369,888)	(3,936,034)
Lifetime 2015 Portfolio III	1,845,980	14,575	(54,822)	(40,247)
Lifetime 2025 Portfolio I	46,498,012	173,112	(1,987,056)	(1,813,944)
Lifetime 2025 Portfolio II	136,526,709	299,426	(7,152,731)	(6,853,305)
Lifetime 2025 Portfolio III	2,336,351	6,705	(115,067)	(108,362)
Lifetime 2035 Portfolio I	30,114,852	55,598	(1,766,637)	(1,711,039)
Lifetime 2035 Portfolio II	90,238,522	83,753	(5,956,424)	(5,872,671)
Lifetime 2035 Portfolio III	1,852,066	1,552	(88,455)	(86,903)
Lifetime 2045 Portfolio I	11,958,009	16,831	(792,668)	(775,837)
Lifetime 2045 Portfolio II	36,303,659	23,195	(2,384,061)	(2,360,866)
Lifetime 2045 Portfolio III	473,817	195	(29,943)	(29,748)
Lifetime 2055 Portfolio I	3,659,792	4,691	(231,943)	(227,252)
Lifetime 2055 Portfolio II	7,871,942	3,377	(596,760)	(593,383)
Lifetime 2055 Portfolio III	131,417	33	(36,235)	(36,202)

5.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

6.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statements of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

MAXIM SERIES FUND, INC.

SUMMARY OF INVESTMENTS BY ASSET CLASS
June 30, 2010

LIFETIME 2015 PORTFOLIO I

% of Portfolio
Asset Class	Investments
Bond	53.28%
International Equity	10.58%
Large-Cap Equity	16.58%
MidCap Equity	7.03%
Small-Cap Equity	4.82%
Cash and Cash Equivalents	2.96%
Short-Term Bond	4.75%
100.00%

LIFETIME 2015 PORTFOLIO II

		% of Portfolio
Asset Class	Value ($)	Investments
Bond		43.75%
International Equity		13.50%
Large-Cap Equity		21.24%
MidCap Equity		9.10%
Small-Cap Equity		6.18%
Cash and Cash Equivalents		2.38%
Short-Term Bond		3.85%
	$	100.00%

LIFETIME 2015 PORTFOLIO III

% of Portfolio
Asset Class	Investments
Bond	32.75%
International Equity	16.87%
Large-Cap Equity	26.62%
MidCap Equity	11.40%
Small-Cap Equity	7.63%
Cash and Cash Equivalents	1.79%
Short-Term Bond	2.94%
100.00%

LIFETIME 2025 PORTFOLIO I

% of Portfolio
Asset Class	Investments
Bond	40.97%
International Equity	16.97%
Large-Cap Equity	21.76%
MidCap Equity	9.33%
Small-Cap Equity	7.84%
Cash and Cash Equivalents	1.17%
Short-Term Bond	1.96%
100.00%

LIFETIME 2025 PORTFOLIO II

% of Portfolio
Asset Class	Investments
Bond	26.92%
International Equity	21.54%
Large-Cap Equity	27.70%
MidCap Equity	11.78%
Small-Cap Equity	9.96%
Cash and Cash Equivalents	0.83%
Short-Term Bond	1.27%
100.00%

LIFETIME 2025 PORTFOLIO III

% of Portfolio
Asset Class	Investments
Bond	15.07%
International Equity	25.43%
Large-Cap Equity	32.72%
MidCap Equity	13.92%
Small-Cap Equity	11.77%
Cash and Cash Equivalents	0.34%
Short-Term Bond	0.75%
100.00%

LIFETIME 2035 PORTFOLIO I

% of Portfolio
Asset Class	Investments
Bond	23.35%
International Equity	25.65%
Large-Cap Equity	26.96%
MidCap Equity	11.60%
Small-Cap Equity	11.90%
Cash and Cash Equivalents	0.22%
Short-Term Bond	0.32%
100.00%

LIFETIME 2035 PORTFOLIO II

% of Portfolio
Asset Class	Investments
Bond	12.10%
International Equity	29.59%
Large-Cap Equity	31.13%
MidCap Equity	13.27%
Small-Cap Equity	13.58%
Cash and Cash Equivalents	0.12%
Short-Term Bond	0.21%
100.00%

LIFETIME 2035 PORTFOLIO III

% of Portfolio
Asset Class	Investments
Bond	6.21%
International Equity	31.53%
Large-Cap Equity	33.20%
MidCap Equity	14.20%
Small-Cap Equity	14.54%
Cash and Cash Equivalents	0.11%
Short-Term Bond	0.21%
100.00%

LIFETIME 2045 PORTFOLIO I

% of Portfolio
Asset Class	Investments
Bond	16.92%
International Equity	30.81%
Large-Cap Equity	26.78%
MidCap Equity	11.46%
Small-Cap Equity	14.03%
100.00%

LIFETIME 2045 PORTFOLIO II

% of Portfolio
Asset Class	Investments
Bond	8.93%
International Equity	33.77%
Large-Cap Equity	29.35%
MidCap Equity	12.56%
Small-Cap Equity	15.39%
100.00%

LIFETIME 2045 PORTFOLIO III

		% of Portfolio
Asset Class	Value ($)	Investments
Bond		5.33%
International Equity		35.06%
Large-Cap Equity		30.55%
MidCap Equity		13.02%
Small-Cap Equity		16.04%
	$	100.00%

LIFETIME 2055 PORTFOLIO I

		% of Portfolio
Asset Class	Value ($)	Investments
Bond		15.86%
International Equity		34.01%
Large-Cap Equity		24.47%
MidCap Equity		10.50%
Small-Cap Equity		15.16%
	$	100.00%

LIFETIME 2055 PORTFOLIO II

		% of Portfolio
Asset Class	Value ($)	Investments
Bond		8.49%
International Equity		36.95%
Large-Cap Equity		26.69%
MidCap Equity		11.40%
Small-Cap Equity		16.47%
	$	100.00%

LIFETIME 2055 PORTFOLIO III

% of Portfolio
Asset Class	Investments
Bond	5.32%
International Equity	38.20%
Large-Cap Equity	27.64%
MidCap Equity	11.83%
Small-Cap Equity	17.01%
100.00%

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

11,911	Allianz NFJ Small Cap Value Fund A	$280,137
33,321	American Century Growth Fund Inv	684,416
19,003	BlackRock U.S. Opportunities Portfolio Inv A	580,924
28,476	Goldman Sachs Mid Cap Value Fund A	797,051
25,008	Harbor International Fund Inv	1,198,359
43,084	Janus Perkins Mid Cap Value Fund S	819,897
131,396	Maxim Index 600 Portfolio	948,682
115,634	Maxim Invesco ADR Portfolio	1,204,907
68,862	Maxim Janus Large Cap Growth Portfolio	685,864
17,432	Maxim Loomis Sayles Small-Cap Value Portfolio	275,073
97,856	Maxim MFS International Growth Portfolio	874,831
350,084	Maxim S&P 500® Index Portfolio	3,276,784
78,598	Maxim T. Rowe Price Equity/Income Portfolio	951,033
39,437	Maxim T. Rowe Price MidCap Growth Portfolio	585,247
50,345	MFS Value Fund A	963,093
32,528	Sentinel Small Company Fund A	201,346
22,866	Invesco Van Kampen Small Cap Growth Fund A	201,223
46,766	Virtus Foreign Opportunities Fund A	906,340

TOTAL EQUITY MUTUAL FUNDS -- 39.00%		15,435,207
(Cost $16,618,028)

BOND MUTUAL FUNDS

346,674	American Century Inflation Adjusted Bond Fund A	4,090,749
57,036	Calvert Short Duration Income Fund A	937,107
177,367	JPMorgan High Yield Bond Fund A	1,360,408
409,187	Maxim Bond Index Portfolio	5,556,763
527,492	Maxim Federated Bond Portfolio	5,543,937
171,198	Maxim Global Bond Portfolio	1,563,034
182,960	Maxim Putnam High Yield Bond Portfolio	1,368,539
90,975	Maxim Short Duration Bond Portfolio	940,683
258,035	Oppenheimer International Bond Fund A	1,602,398

TOTAL BOND MUTUAL FUNDS -- 58.02%		22,963,618
(Cost $22,886,862)

MONEY MARKET MUTUAL FUNDS

1,170,229	Maxim Money Market Portfolio	1,170,229

TOTAL MONEY MARKET MUTUAL FUNDS -- 2.96%		1,170,229
(Cost $1,170,229)

TOTAL INVESTMENTS --- 99.98%		$39,569,054
(Cost $40,675,119)

OTHER ASSETS AND LIABILITIES --- 0.02%		$7,913

TOTAL NET ASSETS --- 100%		$39,576,967
(Cost $40,675,119)

See notes to financial statements.

		(continued )

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

38,993	Allianz NFJ Small Cap Value Fund A	$917,117
109,655	American Century Growth Fund Inv	2,252,311
63,019	BlackRock U.S. Opportunities Portfolio Inv A	1,926,504
93,612	Goldman Sachs Mid Cap Value Fund A	2,620,209
81,618	Harbor International Fund Inv	3,911,149
141,629	Janus Perkins Mid Cap Value Fund S	2,695,201
425,420	Maxim Index 600 Portfolio	3,071,534
377,415	Maxim Invesco ADR Portfolio	3,932,661
226,610	Maxim Janus Large Cap Growth Portfolio	2,257,038
57,072	Maxim Loomis Sayles Small-Cap Value Portfolio	900,601
317,128	Maxim MFS International Growth Portfolio	2,835,124
1,142,848	Maxim S&P 500® Index Portfolio	10,697,061
255,500	Maxim T. Rowe Price Equity/Income Portfolio	3,091,547
130,784	Maxim T. Rowe Price MidCap Growth Portfolio	1,940,839
163,654	MFS Value Fund A	3,130,703
108,823	Sentinel Small Company Fund A	673,614
76,502	Invesco Van Kampen Small Cap Growth Fund A	673,216
151,552	Virtus Foreign Opportunities Fund A	2,937,074

TOTAL EQUITY MUTUAL FUNDS -- 50.01%		50,463,503
(Cost $54,418,099)

BOND MUTUAL FUNDS

721,525	American Century Inflation Adjusted Bond Fund A	8,513,993
117,892	Calvert Short Duration Income Fund A	1,936,957
375,362	JPMorgan High Yield Bond Fund A	2,879,027
857,434	Maxim Bond Index Portfolio	11,643,956
1,105,361	Maxim Federated Bond Portfolio	11,617,349
356,413	Maxim Global Bond Portfolio	3,254,046
387,162	Maxim Putnam High Yield Bond Portfolio	2,895,971
188,031	Maxim Short Duration Bond Portfolio	1,944,236
537,206	Oppenheimer International Bond Fund A	3,336,047

TOTAL BOND MUTUAL FUNDS -- 47.59%		48,021,582
(Cost $47,883,212)

MONEY MARKET MUTUAL FUNDS

2,401,659	Maxim Money Market Portfolio	2,401,659

TOTAL MONEY MARKET MUTUAL FUNDS -- 2.39%		2,401,659
(Cost $2,401,659)

TOTAL INVESTMENTS --- 99.99%		$100,886,744
(Cost $104,702,970)

OTHER ASSETS AND LIABILITIES --- 0.01%		$12,702

TOTAL NET ASSETS --- 100%		$100,899,446
(Cost $104,702,970)

See notes to financial statements.

		(continued )

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

855	Allianz NFJ Small Cap Value Fund A	$20,122
2,464	American Century Growth Fund Inv	50,604
1,422	BlackRock U.S. Opportunities Portfolio Inv A	43,473
2,089	Goldman Sachs Mid Cap Value Fund A	58,476
1,824	Harbor International Fund Inv	87,392
3,162	Janus Perkins Mid Cap Value Fund S	60,163
9,510	Maxim Index 600 Portfolio	68,664
8,432	Maxim Invesco ADR Portfolio	87,864
5,092	Maxim Janus Large Cap Growth Portfolio	50,714
1,252	Maxim Loomis Sayles Small-Cap Value Portfolio	19,756
7,107	Maxim MFS International Growth Portfolio	63,543
25,672	Maxim S&P 500® Index Portfolio	240,292
5,708	Maxim T. Rowe Price Equity/Income Portfolio	69,064
2,951	Maxim T. Rowe Price MidCap Growth Portfolio	43,800
3,656	MFS Value Fund A	69,949
2,363	Sentinel Small Company Fund A	14,629
1,662	Invesco Van Kampen Small Cap Growth Fund A	14,622
3,398	Virtus Foreign Opportunities Fund A	65,848

TOTAL EQUITY MUTUAL FUNDS -- 62.52%		1,128,975
(Cost $1,173,686)

BOND MUTUAL FUNDS

9,655	American Century Inflation Adjusted Bond Fund A	113,944
1,612	Calvert Short Duration Income Fund A	26,479
4,964	JPMorgan High Yield Bond Fund A	38,075
11,496	Maxim Bond Index Portfolio	156,108
14,819	Maxim Federated Bond Portfolio	155,745
4,828	Maxim Global Bond Portfolio	44,076
5,120	Maxim Putnam High Yield Bond Portfolio	38,298
2,571	Maxim Short Duration Bond Portfolio	26,581
7,278	Oppenheimer International Bond Fund A	45,197

TOTAL BOND MUTUAL FUNDS -- 35.69%		644,503
(Cost $638,467)

MONEY MARKET MUTUAL FUNDS

32,255	Maxim Money Market Portfolio	32,255

TOTAL MONEY MARKET MUTUAL FUNDS -- 1.79%		32,255
(Cost $32,255)

TOTAL INVESTMENTS --- 100.00%		$1,805,733
(Cost $1,844,408)

OTHER ASSETS AND LIABILITIES --- 0.00%		$38

TOTAL NET ASSETS --- 100%		$1,805,771
(Cost $1,844,408)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

21,257	Allianz NFJ Small Cap Value Fund A	$499,964
50,429	American Century Growth Fund Inv	1,035,812
29,423	BlackRock U.S. Opportunities Portfolio Inv A	899,473
41,624	Goldman Sachs Mid Cap Value Fund A	1,165,044
44,916	Harbor International Fund Inv	2,152,390
62,980	Janus Perkins Mid Cap Value Fund S	1,198,505
243,249	Maxim Index 600 Portfolio	1,756,257
207,681	Maxim Invesco ADR Portfolio	2,164,035
104,221	Maxim Janus Large Cap Growth Portfolio	1,038,046
31,110	Maxim Loomis Sayles Small-Cap Value Portfolio	490,910
179,436	Maxim MFS International Growth Portfolio	1,604,155
519,661	Maxim S&P 500® Index Portfolio	4,864,026
114,319	Maxim T. Rowe Price Equity/Income Portfolio	1,383,258
61,064	Maxim T. Rowe Price MidCap Growth Portfolio	906,196
73,228	MFS Value Fund A	1,400,850
61,017	Sentinel Small Company Fund A	377,693
42,896	Invesco Van Kampen Small Cap Growth Fund A	377,484
85,761	Virtus Foreign Opportunities Fund A	1,662,055

TOTAL EQUITY MUTUAL FUNDS -- 55.89%		24,976,153
(Cost $26,823,136)

BOND MUTUAL FUNDS

162,456	American Century Inflation Adjusted Bond Fund A	1,916,981
26,643	Calvert Short Duration Income Fund A	437,747
166,950	JPMorgan High Yield Bond Fund A	1,280,504
384,855	Maxim Bond Index Portfolio	5,226,328
496,122	Maxim Federated Bond Portfolio	5,214,237
182,782	Maxim Global Bond Portfolio	1,668,803
172,205	Maxim Putnam High Yield Bond Portfolio	1,288,096
42,497	Maxim Short Duration Bond Portfolio	439,419
275,523	Oppenheimer International Bond Fund A	1,710,999

TOTAL BOND MUTUAL FUNDS -- 42.92%		19,183,114
(Cost $19,136,007)

MONEY MARKET MUTUAL FUNDS

524,801	Maxim Money Market Portfolio	524,801

TOTAL MONEY MARKET MUTUAL FUNDS -- 1.17%		524,801
(Cost $524,801)

TOTAL INVESTMENTS --- 99.98%		$44,684,068
(Cost $46,483,944)

OTHER ASSETS AND LIABILITIES --- 0.02%		$7,089

TOTAL NET ASSETS --- 100%		$44,691,157
(Cost $46,483,944)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

79,288	Allianz NFJ Small Cap Value Fund A	$1,864,860
187,218	American Century Growth Fund Inv	3,845,452
107,273	BlackRock U.S. Opportunities Portfolio Inv A	3,279,331
153,197	Goldman Sachs Mid Cap Value Fund A	4,287,986
165,010	Harbor International Fund Inv	7,907,259
231,732	Janus Perkins Mid Cap Value Fund S	4,409,858
889,517	Maxim Index 600 Portfolio	6,422,314
762,966	Maxim Invesco ADR Portfolio	7,950,106
386,890	Maxim Janus Large Cap Growth Portfolio	3,853,421
116,061	Maxim Loomis Sayles Small-Cap Value Portfolio	1,831,439
663,245	Maxim MFS International Growth Portfolio	5,929,413
1,915,477	Maxim S&P 500® Index Portfolio	17,928,861
422,803	Maxim T. Rowe Price Equity/Income Portfolio	5,115,922
222,613	Maxim T. Rowe Price MidCap Growth Portfolio	3,303,571
270,792	MFS Value Fund A	5,180,249
226,269	Sentinel Small Company Fund A	1,400,607
159,068	Invesco Van Kampen Small Cap Growth Fund A	1,399,801
316,878	Virtus Foreign Opportunities Fund A	6,141,100

TOTAL EQUITY MUTUAL FUNDS -- 70.99%		92,051,550
(Cost $98,877,242)

BOND MUTUAL FUNDS

313,520	American Century Inflation Adjusted Bond Fund A	3,699,542
49,844	Calvert Short Duration Income Fund A	818,932
316,336	JPMorgan High Yield Bond Fund A	2,426,297
733,348	Maxim Bond Index Portfolio	9,958,870
945,412	Maxim Federated Bond Portfolio	9,936,275
348,536	Maxim Global Bond Portfolio	3,182,134
326,276	Maxim Putnam High Yield Bond Portfolio	2,440,544
79,496	Maxim Short Duration Bond Portfolio	821,991
525,263	Oppenheimer International Bond Fund A	3,261,886

TOTAL BOND MUTUAL FUNDS -- 28.18%		36,546,471
(Cost $36,503,123)

MONEY MARKET MUTUAL FUNDS

1,075,383	Maxim Money Market Portfolio	1,075,383

TOTAL MONEY MARKET MUTUAL FUNDS -- 0.83%		1,075,383
(Cost $1,075,383)

TOTAL INVESTMENTS --- 100.00%		$129,673,404
(Cost $136,455,748)

OTHER ASSETS AND LIABILITIES --- 0.00%		$5,263

TOTAL NET ASSETS --- 100%		$129,678,667
(Cost $136,455,748)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

1,611	Allianz NFJ Small Cap Value Fund A	$37,896
3,796	American Century Growth Fund Inv	77,977
2,171	BlackRock U.S. Opportunities Portfolio Inv A	66,379
3,114	Goldman Sachs Mid Cap Value Fund A	87,165
3,344	Harbor International Fund Inv	160,237
4,714	Janus Perkins Mid Cap Value Fund S	89,708
18,160	Maxim Index 600 Portfolio	131,115
15,461	Maxim Invesco ADR Portfolio	161,101
7,847	Maxim Janus Large Cap Growth Portfolio	78,154
2,357	Maxim Loomis Sayles Small-Cap Value Portfolio	37,199
13,470	Maxim MFS International Growth Portfolio	120,423
38,911	Maxim S&P 500® Index Portfolio	364,204
8,569	Maxim T. Rowe Price Equity/Income Portfolio	103,686
4,507	Maxim T. Rowe Price MidCap Growth Portfolio	66,884
5,490	MFS Value Fund A	105,028
4,526	Sentinel Small Company Fund A	28,017
3,182	Invesco Van Kampen Small Cap Growth Fund A	28,003
6,442	Virtus Foreign Opportunities Fund A	124,839

TOTAL EQUITY MUTUAL FUNDS -- 83.85%		1,868,015
(Cost $1,968,904)

BOND MUTUAL FUNDS

3,024	American Century Inflation Adjusted Bond Fund A	35,682
505	Calvert Short Duration Income Fund A	8,292
3,033	JPMorgan High Yield Bond Fund A	23,263
7,025	Maxim Bond Index Portfolio	95,394
9,055	Maxim Federated Bond Portfolio	95,169
3,400	Maxim Global Bond Portfolio	31,046
3,128	Maxim Putnam High Yield Bond Portfolio	23,398
805	Maxim Short Duration Bond Portfolio	8,324
5,128	Oppenheimer International Bond Fund A	31,845

TOTAL BOND MUTUAL FUNDS -- 15.82%		352,413
(Cost $350,436)

MONEY MARKET MUTUAL FUNDS

7,561	Maxim Money Market Portfolio	7,561

TOTAL MONEY MARKET MUTUAL FUNDS -- 0.34%		7,561
(Cost $7,561)

TOTAL INVESTMENTS --- 100.01%		$2,227,989
(Cost $2,326,901)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(154)

TOTAL NET ASSETS --- 100%		$2,227,835
(Cost $2,326,901)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

20,424	Allianz NFJ Small Cap Value Fund A	$480,376
40,714	American Century Growth Fund Inv	836,264
23,471	BlackRock U.S. Opportunities Portfolio Inv A	717,496
32,668	Goldman Sachs Mid Cap Value Fund A	914,373
42,328	Harbor International Fund Inv	2,028,349
49,431	Janus Perkins Mid Cap Value Fund S	940,679
234,121	Maxim Index 600 Portfolio	1,690,354
195,712	Maxim Invesco ADR Portfolio	2,039,317
84,144	Maxim Janus Large Cap Growth Portfolio	838,078
29,890	Maxim Loomis Sayles Small-Cap Value Portfolio	471,660
176,706	Maxim MFS International Growth Portfolio	1,579,754
408,888	Maxim S&P 500® Index Portfolio	3,827,196
88,524	Maxim T. Rowe Price Equity/Income Portfolio	1,071,135
48,711	Maxim T. Rowe Price MidCap Growth Portfolio	722,867
56,705	MFS Value Fund A	1,084,773
59,647	Sentinel Small Company Fund A	369,214
41,933	Invesco Van Kampen Small Cap Growth Fund A	369,011
84,462	Virtus Foreign Opportunities Fund A	1,636,878

TOTAL EQUITY MUTUAL FUNDS -- 76.11%		21,617,774
(Cost $23,297,098)

BOND MUTUAL FUNDS

17,872	American Century Inflation Adjusted Bond Fund A	210,895
2,740	Calvert Short Duration Income Fund A	45,011
63,008	JPMorgan High Yield Bond Fund A	483,273
147,909	Maxim Bond Index Portfolio	2,008,605
190,671	Maxim Federated Bond Portfolio	2,003,956
77,880	Maxim Global Bond Portfolio	711,042
65,000	Maxim Putnam High Yield Bond Portfolio	486,198
4,370	Maxim Short Duration Bond Portfolio	45,185
117,396	Oppenheimer International Bond Fund A	729,029

TOTAL BOND MUTUAL FUNDS -- 23.67%		6,723,194
(Cost $6,722,520)

MONEY MARKET MUTUAL FUNDS

62,845	Maxim Money Market Portfolio	62,845

TOTAL MONEY MARKET MUTUAL FUNDS -- 0.22%		62,845
(Cost $62,845)

TOTAL INVESTMENTS --- 100.00%		$28,403,813
(Cost $30,082,463)

OTHER ASSETS AND LIABILITIES --- 0.00%		$777

TOTAL NET ASSETS --- 100%		$28,404,590
(Cost $30,082,463)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

69,398	Allianz NFJ Small Cap Value Fund A	$1,632,234
139,244	American Century Growth Fund Inv	2,860,067
79,723	BlackRock U.S. Opportunities Portfolio Inv A	2,437,122
110,947	Goldman Sachs Mid Cap Value Fund A	3,105,418
145,243	Harbor International Fund Inv	6,960,039
167,834	Janus Perkins Mid Cap Value Fund S	3,193,886
793,397	Maxim Index 600 Portfolio	5,728,327
671,601	Maxim Invesco ADR Portfolio	6,998,081
287,749	Maxim Janus Large Cap Growth Portfolio	2,865,984
101,578	Maxim Loomis Sayles Small-Cap Value Portfolio	1,602,906
604,927	Maxim MFS International Growth Portfolio	5,408,045
1,401,402	Maxim S&P 500® Index Portfolio	13,117,126
304,710	Maxim T. Rowe Price Equity/Income Portfolio	3,686,990
165,442	Maxim T. Rowe Price MidCap Growth Portfolio	2,455,165
195,165	MFS Value Fund A	3,733,508
201,539	Sentinel Small Company Fund A	1,247,529
141,679	Invesco Van Kampen Small Cap Growth Fund A	1,246,766
289,039	Virtus Foreign Opportunities Fund A	5,601,571

TOTAL EQUITY MUTUAL FUNDS -- 87.58%		73,880,764
(Cost $79,699,514)

BOND MUTUAL FUNDS

30,547	American Century Inflation Adjusted Bond Fund A	360,450
5,463	Calvert Short Duration Income Fund A	89,763
97,696	JPMorgan High Yield Bond Fund A	749,331
226,179	Maxim Bond Index Portfolio	3,071,511
291,584	Maxim Federated Bond Portfolio	3,064,544
119,378	Maxim Global Bond Portfolio	1,089,924
100,766	Maxim Putnam High Yield Bond Portfolio	753,729
8,714	Maxim Short Duration Bond Portfolio	90,099
179,913	Oppenheimer International Bond Fund A	1,117,261

TOTAL BOND MUTUAL FUNDS -- 12.31%		10,386,612
(Cost $10,391,691)

MONEY MARKET MUTUAL FUNDS

98,475	Maxim Money Market Portfolio	98,475

TOTAL MONEY MARKET MUTUAL FUNDS -- 0.12%		98,475
(Cost $98,475)

TOTAL INVESTMENTS --- 100.01%		$84,365,851
(Cost $90,189,680)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(6,485)

TOTAL NET ASSETS --- 100%		$84,359,366
(Cost $90,189,680)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

1,549	Allianz NFJ Small Cap Value Fund A	$36,420
3,111	American Century Growth Fund Inv	63,890
1,787	BlackRock U.S. Opportunities Portfolio Inv A	54,643
2,482	Goldman Sachs Mid Cap Value Fund A	69,481
3,235	Harbor International Fund Inv	155,009
3,757	Janus Perkins Mid Cap Value Fund S	71,497
17,758	Maxim Index 600 Portfolio	128,215
14,956	Maxim Invesco ADR Portfolio	155,844
6,429	Maxim Janus Large Cap Growth Portfolio	64,033
2,266	Maxim Loomis Sayles Small-Cap Value Portfolio	35,754
13,493	Maxim MFS International Growth Portfolio	120,630
31,292	Maxim S&P 500® Index Portfolio	292,897
6,787	Maxim T. Rowe Price Equity/Income Portfolio	82,121
3,710	Maxim T. Rowe Price MidCap Growth Portfolio	55,056
4,348	MFS Value Fund A	83,178
4,545	Sentinel Small Company Fund A	28,132
3,195	Invesco Van Kampen Small Cap Growth Fund A	28,119
6,452	Virtus Foreign Opportunities Fund A	125,032

TOTAL EQUITY MUTUAL FUNDS -- 93.48%		1,649,951
(Cost $1,734,463)

BOND MUTUAL FUNDS

321	American Century Inflation Adjusted Bond Fund A	3,791
115	Calvert Short Duration Income Fund A	1,887
1,112	JPMorgan High Yield Bond Fund A	8,526
2,379	Maxim Bond Index Portfolio	32,301
3,066	Maxim Federated Bond Portfolio	32,225
1,305	Maxim Global Bond Portfolio	11,912
1,147	Maxim Putnam High Yield Bond Portfolio	8,576
183	Maxim Short Duration Bond Portfolio	1,895
1,967	Oppenheimer International Bond Fund A	12,217

TOTAL BOND MUTUAL FUNDS -- 6.42%		113,330
(Cost $113,218)

MONEY MARKET MUTUAL FUNDS

1,882	Maxim Money Market Portfolio	1,882

TOTAL MONEY MARKET MUTUAL FUNDS -- 0.11%		1,882
(Cost $1,882)

TOTAL INVESTMENTS --- 100.01%		$1,765,163
(Cost $1,849,563)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(228)

TOTAL NET ASSETS --- 100%		$1,764,935
(Cost $1,849,563)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

9,356	Allianz NFJ Small Cap Value Fund A	$220,053
16,255	American Century Growth Fund Inv	333,869
9,277	BlackRock U.S. Opportunities Portfolio Inv A	283,593
12,526	Goldman Sachs Mid Cap Value Fund A	350,592
19,761	Harbor International Fund Inv	946,950
18,957	Janus Perkins Mid Cap Value Fund S	360,748
108,594	Maxim Index 600 Portfolio	784,052
91,370	Maxim Invesco ADR Portfolio	952,075
33,595	Maxim Janus Large Cap Growth Portfolio	334,608
13,690	Maxim Loomis Sayles Small-Cap Value Portfolio	216,034
84,843	Maxim MFS International Growth Portfolio	758,496
159,870	Maxim S&P 500® Index Portfolio	1,496,383
34,085	Maxim T. Rowe Price Equity/Income Portfolio	412,434
19,328	Maxim T. Rowe Price MidCap Growth Portfolio	286,833
21,836	MFS Value Fund A	417,730
28,220	Sentinel Small Company Fund A	174,679
19,840	Invesco Van Kampen Small Cap Growth Fund A	174,588
40,563	Virtus Foreign Opportunities Fund A	786,104

TOTAL EQUITY MUTUAL FUNDS -- 83.08%		9,289,821
(Cost $10,057,695)

BOND MUTUAL FUNDS

18,232	JPMorgan High Yield Bond Fund A	139,837
41,781	Maxim Bond Index Portfolio	567,385
53,859	Maxim Federated Bond Portfolio	566,058
25,870	Maxim Global Bond Portfolio	236,195
18,804	Maxim Putnam High Yield Bond Portfolio	140,652
39,005	Oppenheimer International Bond Fund A	242,224

TOTAL BOND MUTUAL FUNDS -- 16.92%		1,892,351
(Cost $1,893,247)

TOTAL INVESTMENTS --- 100.00%		$11,182,172
(Cost $11,950,942)

OTHER ASSETS AND LIABILITIES --- 0.00%		$(192)

TOTAL NET ASSETS --- 100%		$11,181,980
(Cost $11,950,942)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

31,157	Allianz NFJ Small Cap Value Fund A	$732,821
53,994	American Century Growth Fund Inv	1,109,036
30,927	BlackRock U.S. Opportunities Portfolio Inv A	945,448
41,646	Goldman Sachs Mid Cap Value Fund A	1,165,676
65,582	Harbor International Fund Inv	3,142,682
63,011	Janus Perkins Mid Cap Value Fund S	1,199,093
361,760	Maxim Index 600 Portfolio	2,611,907
303,256	Maxim Invesco ADR Portfolio	3,159,924
111,583	Maxim Janus Large Cap Growth Portfolio	1,111,371
45,600	Maxim Loomis Sayles Small-Cap Value Portfolio	719,575
283,457	Maxim MFS International Growth Portfolio	2,534,107
532,910	Maxim S&P 500® Index Portfolio	4,988,038
113,132	Maxim T. Rowe Price Equity/Income Portfolio	1,368,902
64,183	Maxim T. Rowe Price MidCap Growth Portfolio	952,482
72,466	MFS Value Fund A	1,386,272
93,758	Sentinel Small Company Fund A	580,361
65,910	Invesco Van Kampen Small Cap Growth Fund A	580,010
135,468	Virtus Foreign Opportunities Fund A	2,625,367

TOTAL EQUITY MUTUAL FUNDS -- 91.08%		30,913,072
(Cost $33,241,250)

BOND MUTUAL FUNDS

27,801	JPMorgan High Yield Bond Fund A	213,231
67,052	Maxim Bond Index Portfolio	910,564
86,439	Maxim Federated Bond Portfolio	908,475
42,345	Maxim Global Bond Portfolio	386,606
28,674	Maxim Putnam High Yield Bond Portfolio	214,481
63,827	Oppenheimer International Bond Fund A	396,364

TOTAL BOND MUTUAL FUNDS -- 8.93%		3,029,721
(Cost $3,033,568)

TOTAL INVESTMENTS --- 100.01%		$33,942,793
(Cost $36,274,818)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(3,018)

TOTAL NET ASSETS --- 100%		$33,939,775
(Cost $36,274,818)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

425	Allianz NFJ Small Cap Value Fund A	$9,968
736	American Century Growth Fund Inv	15,111
421	BlackRock U.S. Opportunities Portfolio Inv A	12,875
563	Goldman Sachs Mid Cap Value Fund A	15,754
892	Harbor International Fund Inv	42,768
852	Janus Perkins Mid Cap Value Fund S	16,211
4,927	Maxim Index 600 Portfolio	35,571
4,126	Maxim Invesco ADR Portfolio	42,997
1,521	Maxim Janus Large Cap Growth Portfolio	15,145
620	Maxim Loomis Sayles Small-Cap Value Portfolio	9,785
3,841	Maxim MFS International Growth Portfolio	34,338
7,240	Maxim S&P 500® Index Portfolio	67,770
1,545	Maxim T. Rowe Price Equity/Income Portfolio	18,691
874	Maxim T. Rowe Price MidCap Growth Portfolio	12,973
990	MFS Value Fund A	18,932
1,286	Sentinel Small Company Fund A	7,963
904	Invesco Van Kampen Small Cap Growth Fund A	7,959
1,836	Virtus Foreign Opportunities Fund A	35,591

TOTAL EQUITY MUTUAL FUNDS -- 94.68%		420,402
(Cost $448,120)

BOND MUTUAL FUNDS

213	JPMorgan High Yield Bond Fund A	1,632
528	Maxim Bond Index Portfolio	7,170
681	Maxim Federated Bond Portfolio	7,153
328	Maxim Global Bond Portfolio	2,997
219	Maxim Putnam High Yield Bond Portfolio	1,642
495	Oppenheimer International Bond Fund A	3,073

TOTAL BOND MUTUAL FUNDS -- 5.33%		23,667
(Cost $23,662)

TOTAL INVESTMENTS --- 100.01%		$444,069
(Cost $471,782)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(58)

TOTAL NET ASSETS --- 100%		$444,011
(Cost $471,782)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

3,077	Allianz NFJ Small Cap Value Fund A	$72,364
4,597	American Century Growth Fund Inv	94,431
2,640	BlackRock U.S. Opportunities Portfolio Inv A	80,707
3,491	Goldman Sachs Mid Cap Value Fund A	97,703
6,634	Harbor International Fund Inv	317,916
5,283	Janus Perkins Mid Cap Value Fund S	100,535
35,926	Maxim Index 600 Portfolio	259,385
30,676	Maxim Invesco ADR Portfolio	319,640
9,502	Maxim Janus Large Cap Growth Portfolio	94,640
4,502	Maxim Loomis Sayles Small-Cap Value Portfolio	71,043
29,128	Maxim MFS International Growth Portfolio	260,403
44,766	Maxim S&P 500® Index Portfolio	419,007
9,521	Maxim T. Rowe Price Equity/Income Portfolio	115,204
5,479	Maxim T. Rowe Price MidCap Growth Portfolio	81,315
6,099	MFS Value Fund A	116,683
9,487	Sentinel Small Company Fund A	58,724
6,670	Invesco Van Kampen Small Cap Growth Fund A	58,692
13,926	Virtus Foreign Opportunities Fund A	269,886

TOTAL EQUITY MUTUAL FUNDS -- 84.15%		2,888,278
(Cost $3,111,539)

BOND MUTUAL FUNDS

4,898	JPMorgan High Yield Bond Fund A	37,565
11,342	Maxim Bond Index Portfolio	154,030
14,621	Maxim Federated Bond Portfolio	153,670
8,717	Maxim Global Bond Portfolio	79,589
5,052	Maxim Putnam High Yield Bond Portfolio	37,785
13,144	Oppenheimer International Bond Fund A	81,623

TOTAL BOND MUTUAL FUNDS -- 15.85%		544,262
(Cost $544,839)

TOTAL INVESTMENTS --- 100.00%		$3,432,540
(Cost $3,656,378)

OTHER ASSETS AND LIABILITIES --- 0.00%		$(77)

TOTAL NET ASSETS --- 100%		$3,432,463
(Cost $3,656,378)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

7,053	Allianz NFJ Small Cap Value Fund A	$165,874
10,634	American Century Growth Fund Inv	218,429
6,048	BlackRock U.S. Opportunities Portfolio Inv A	184,881
8,074	Goldman Sachs Mid Cap Value Fund A	225,981
15,249	Harbor International Fund Inv	730,711
12,211	Janus Perkins Mid Cap Value Fund S	232,384
83,073	Maxim Index 600 Portfolio	599,785
70,527	Maxim Invesco ADR Portfolio	734,896
21,972	Maxim Janus Large Cap Growth Portfolio	218,842
10,324	Maxim Loomis Sayles Small-Cap Value Portfolio	162,905
67,250	Maxim MFS International Growth Portfolio	601,217
103,909	Maxim S&P 500® Index Portfolio	972,586
21,890	Maxim T. Rowe Price Equity/Income Portfolio	264,873
12,549	Maxim T. Rowe Price MidCap Growth Portfolio	186,229
14,019	MFS Value Fund A	268,192
21,860	Sentinel Small Company Fund A	135,311
15,363	Invesco Van Kampen Small Cap Growth Fund A	135,196
32,125	Virtus Foreign Opportunities Fund A	622,575

TOTAL EQUITY MUTUAL FUNDS -- 91.52%		6,660,867
(Cost $7,240,664)

BOND MUTUAL FUNDS

5,460	JPMorgan High Yield Bond Fund A	41,876
12,926	Maxim Bond Index Portfolio	175,532
16,664	Maxim Federated Bond Portfolio	175,144
9,900	Maxim Global Bond Portfolio	90,388
5,631	Maxim Putnam High Yield Bond Portfolio	42,124
14,916	Oppenheimer International Bond Fund A	92,628

TOTAL BOND MUTUAL FUNDS -- 8.49%		617,692
(Cost $621,281)

TOTAL INVESTMENTS --- 100.01%		$7,278,559
(Cost $7,861,945)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(672)

TOTAL NET ASSETS --- 100%		$7,277,887
(Cost $7,861,945)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

95	Allianz NFJ Small Cap Value Fund A	$2,251
143	American Century Growth Fund Inv	2,947
83	BlackRock U.S. Opportunities Portfolio Inv A	2,525
109	Goldman Sachs Mid Cap Value Fund A	3,051
207	Harbor International Fund Inv	9,905
165	Janus Perkins Mid Cap Value Fund S	3,141
1,121	Maxim Index 600 Portfolio	8,095
956	Maxim Invesco ADR Portfolio	9,958
297	Maxim Janus Large Cap Growth Portfolio	2,954
140	Maxim Loomis Sayles Small-Cap Value Portfolio	2,209
907	Maxim MFS International Growth Portfolio	8,107
1,405	Maxim S&P 500® Index Portfolio	13,148
298	Maxim T. Rowe Price Equity/Income Portfolio	3,611
171	Maxim T. Rowe Price MidCap Growth Portfolio	2,544
191	MFS Value Fund A	3,657
294	Sentinel Small Company Fund A	1,820
207	Invesco Van Kampen Small Cap Growth Fund A	1,819
434	Virtus Foreign Opportunities Fund A	8,404

TOTAL EQUITY MUTUAL FUNDS -- 94.69%		90,146
(Cost $101,978)

BOND MUTUAL FUNDS

46	JPMorgan High Yield Bond Fund A	350
106	Maxim Bond Index Portfolio	1,435
136	Maxim Federated Bond Portfolio	1,431
81	Maxim Global Bond Portfolio	741
47	Maxim Putnam High Yield Bond Portfolio	352
122	Oppenheimer International Bond Fund A	760

TOTAL BOND MUTUAL FUNDS -- 5.32%		5,069
(Cost $5,135)

TOTAL INVESTMENTS --- 100.01%		$95,215
(Cost $107,113)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(9)

TOTAL NET ASSETS --- 100%		$95,206
(Cost $107,113)

See notes to financial statements.

		(Concluded)

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2015 Portfolio I

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(06/30/10)	(12/31/09-06/30/10)
T Class
Actual	$1,000.00	$995.24	$0.59

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

T1 Class
Actual	$1,000.00	$995.37	$1.09

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the six month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2015 Portfolio II

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(06/30/10)	(12/31/09-06/30/10)
T Class
Actual	$1,000.00	$984.94	$0.59

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

T1 Class
Actual	$1,000.00	$984.18	$1.08

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the six month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2015 Portfolio III

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(06/30/10)	(12/31/09-06/30/10)
T Class
Actual	$1,000.00	$970.60	$0.59

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

T1 Class
Actual	$1,000.00	$970.77	$1.08

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the six month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2025 Portfolio I

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(06/30/10)	(12/31/09-06/30/10)
T Class
Actual	$1,000.00	$978.34	$0.59

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

T1 Class
Actual	$1,000.00	$977.11	$1.08

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the six month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2025 Portfolio II

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(06/30/10)	(12/31/09-06/30/10)
T Class
Actual	$1,000.00	$961.11	$0.58

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

T1 Class
Actual	$1,000.00	$962.01	$1.07

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the six month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2025 Portfolio III

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(06/30/10)	(12/31/09-06/30/10)
T Class
Actual	$1,000.00	$948.22	$0.58

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

T1 Class
Actual	$1,000.00	$948.31	$1.06

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the six month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2035 Portfolio I

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(06/30/10)	(12/31/09-06/30/10)
T Class
Actual	$1,000.00	$956.16	$0.58

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

T1 Class
Actual	$1,000.00	$955.36	$1.07

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the six month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2035 Portfolio II

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(06/30/10)	(12/31/09-06/30/10)
T Class
Actual	$1,000.00	$944.03	$0.58

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

T1 Class
Actual	$1,000.00	$942.79	$1.06

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the six month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2035 Portfolio III

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(06/30/10)	(12/31/09-06/30/10)
T Class
Actual	$1,000.00	$938.08	$0.58

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

T1 Class
Actual	$1,000.00	$937.21	$1.06

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the six month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2045 Portfolio I

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(06/30/10)	(12/31/09-06/30/10)
T Class
Actual	$1,000.00	$947.75	$0.58

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

T1 Class
Actual	$1,000.00	$947.02	$1.06

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the six month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2045 Portfolio II

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(06/30/10)	(12/31/09-06/30/10)
T Class
Actual	$1,000.00	$939.21	$0.58

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

T1 Class
Actual	$1,000.00	$938.67	$1.06

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the six month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2045 Portfolio III

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(06/30/10)	(12/31/09-06/30/10)
T Class
Actual	$1,000.00	$935.70	$0.58

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

T1 Class
Actual	$1,000.00	$934.74	$1.06

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the six month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2055 Portfolio I

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(06/30/10)	(12/31/09-06/30/10)
T Class
Actual	$1,000.00	$945.87	$0.58

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

T1 Class
Actual	$1,000.00	$945.44	$1.06

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the six month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2055 Portfolio II

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(06/30/10)	(12/31/09-06/30/10)
T Class
Actual	$1,000.00	$937.54	$0.58

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

T1 Class
Actual	$1,000.00	$936.93	$1.06

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the six month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2055 Portfolio III

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(06/30/10)	(12/31/09-06/30/10)
T Class
Actual	$1,000.00	$934.37	$0.58

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

T1 Class
Actual	$1,000.00	$934.82	$0.86

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.90	$0.90

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the six month period.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 26, 2010 (the "Meeting"), approved the continuation of (i) with respect to each of the Fund's Portfolios, the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)
Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
Invesco Advisers, Inc.* (formerly known as Invesco Institutional (N.A.), Inc.)	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio
Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio
Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
*
At the close of business on December 31, 2009, Invesco Global Asset Management (N.A.), Inc., former Sub-Adviser to the Maxim Invesco ADR Portfolio, merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2010, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser's communications with the Board, as well as the adviser's responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Fund's "Index Portfolios" (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, and Maxim S&P 500 Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2009, calendar year returns for the five-year period ended December 31, 2009, and risk-adjusted performance measures.  In addition, except for the Index Portfolios and the Fund's "Asset Allocation Portfolios" (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundation Lifetime Portfolios, and Maxim SecureFoundation Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.

With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios' position in the Fund's overall Portfolio lineup. The Board noted that the Portfolios had performed significantly better than the median fund performance for funds within their Morningstar categories over the most recent calendar-year period, and concluded that, despite the Portfolios' underperformance over the long-term, there is a market for the Portfolios' shares.  With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio's previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio's previous Sub-Adviser in August 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio.  The Board also took into consideration its discussion with management regarding monitoring the Portfolio's performance, and concluded that the Portfolio's performance was being addressed.  As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios.  The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds.  Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios.  With respect to the Maxim Lifetime Asset Allocation Portfolios, the Board noted that these Portfolios had commenced operations on May 1, 2009, and concluded that, in light of the Portfolios' short track record, the Board was generally satisfied with the management of these Portfolios.  With regard to the Maxim SecureFoundation Lifetime Portfolios and Maxim SecureFoundation Balanced Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had only recently commenced operations.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, Maxim Global Bond Portfolio, and Maxim Putnam High Yield Bond Portfolio.  The Board further noted that the Portfolios' expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Bond Index Portfolio and Maxim S&P 500 Portfolio.  With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the generally result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher in comparison to the expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose.  The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.   Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments.  Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010